As filed with the Securities and Exchange Commission on or about May 25, 2010
================================================================================
                                                  1933 Act Registration No. 333-
                                             1940 Act Registration No. 811-22417

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
Pre-Effective Amendment No. __                                        [ ]
Post-Effective Amendment No. __                                       [ ]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
Amendment No. __                                                      [ ]

                             Destra Investment Trust
               (Exact name of registrant as specified in charter)

                              2 S. 406 Seneca Drive
                             Wheaton, Illinois 60189
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (630) 853-3300

                                                 Copy to:
 Nicholas Dalmaso                                Morrison Warren, Esq.
 Destra Investment Trust                         Chapman and Cutler LLP
 2 S. 406 Seneca Drive                           111 West Monroe Street
 Wheaton, Illinois 60189                         Chicago, Illinois 60603
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.

                       CONTENTS OF REGISTRATION STATEMENT

         This Registration Statement comprises the following papers and contents:

         The Facing Sheet

         Part A - Prospectus for Destra Global Liquidity All-Cap Fund, Destra International Liquidity All-Cap Fund and Destra U.S. Liquidity All-Cap Fund

         Part B - Statement of Additional Information for Destra Global Liquidity All-Cap Fund, Destra International Liquidity All-Cap Fund and Destra U.S. Liquidity All-Cap Fund

         Part C - Other Information

         Signatures

         Index to Exhibits

         Exhibits

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.



                    Preliminary Prospectus dated May 25, 2010
                              Subject to Completion

                                   Prospectus
                               ____________, 2010



                      DESTRA GLOBAL LIQUIDITY ALL-CAP FUND
                                          CLASS        TICKER SYMBOL
                                          --------------------------
                                          Class A
                                          Class C
                                          Class P
                                          Class I

                   DESTRA INTERNATIONAL LIQUIDITY ALL-CAP FUND
                                          CLASS        TICKER SYMBOL
                                          --------------------------
                                          Class A
                                          Class C
                                          Class P
                                          Class I

                       DESTRA U.S. LIQUIDITY ALL-CAP FUND
                                          CLASS        TICKER SYMBOL
                                          --------------------------
                                          Class A
                                          Class C
                                          Class P
                                          Class I





The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                       -i-
TABLE OF CONTENTS

SECTION 1   FUND SUMMARIES..................................................1

Destra Global Liquidity All-Cap Fund........................................1

Destra International Liquidity All-Cap Fund.................................6

Destra U.S. Liquidity All-Cap Fund.........................................11

SECTION 2   ADDITIONAL INFORMATION ABOUT THE FUNDS.........................16

Additional Information About the Investment Policies and Strategies........16

Additional Information About the Risks.....................................17

Fund Management............................................................20

SECTION 3   SHAREHOLDER INFORMATION........................................23

Valuation of Shares........................................................23

Share Classes..............................................................24

Distribution, Servicing and Administrative Fees............................26

Purchases..................................................................28

Exchanges..................................................................32

Redemptions................................................................33

SECTION 4  GENERAL INFORMATION.............................................38

Distributions..............................................................38

Taxes......................................................................39

Payments to Financial Intermediaries.......................................40

Availability of Portfolio Holdings Information.............................42

Excessive Trading..........................................................43

Shareholder Communications.................................................46

Fund Service Providers.....................................................46

SECTION 5                  GLOSSARY OF INVESTMENT TERMS....................47




--------------------------------------------------------------------------------
NOT FDIC OR GOVERNMENT INSURED       MAY LOSE VALUE            NO BANK GUARANTEE
--------------------------------------------------------------------------------

Section 1   Fund Summaries

DESTRA GLOBAL LIQUIDITY ALL-CAP FUND

INVESTMENT OBJECTIVE
The fund's investment objective is to seek long-term capital appreciation.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[______] in the fund or in other Destra mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in "[___________]" on page [___] of the fund's Prospectus and "[___________]" on page [___] of the fund's Statement of Additional Information.

SHAREHOLDER FEES
(fees paid directly from your investment)

--------------------------------------------------------- -------------- -------------- -------------- ---------------
                                                             CLASS A        CLASS C        CLASS P        CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a       [____]%         None           None            None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage         None          [____]%         None            None
of the lower of original purchase price or redemption
proceeds)
Maximum Sales Charge (Load) Imposed on Reinvested             None           None           None            None
Dividends
Redemption Fee on shares held for 90 days or less (as a       None           None          [____]%         [____]%
percentage of amount redeemed)
Exchange Fees                                                 None           None           None            None
--------------------------------------------------------- -------------- -------------- -------------- ---------------

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

--------------------------------------------------------- --------------- ------------- -------------- ---------------
                                                             CLASS A        CLASS C        CLASS P        CLASS I
Management Fees                                                 %              %              %              %
Distribution and Service (12b-1) Fees                         0.25%          1.00%            %              %
Other Expenses(1)                                               %              %              %              %
     Short Sale Dividend Expenses                               %              %              %              %
     Administrative Fee                                         %              %              %              %
     Remaining Other Expenses                                   %              %              %              %
--------------------------------------------------------- --------------- ------------- -------------- ---------------
Total Annual Fund Operating Expenses                            %              %              %              %
--------------------------------------------------------- --------------- ------------- -------------- ---------------

1 Other Expenses are based on an estimated $[__] million average net asset size for the fund's first fiscal year.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------- ------------------------------------------ ------------------------------------------
                                              REDEEMED                                 NOT REDEEMED
----------------------------- --------------------- -------------------- -------------------- ---------------------
SHARE CLASS                          1 YEAR              3 YEARS               1 YEAR               3 YEARS
----------------------------- --------------------- -------------------- -------------------- ---------------------
Class A                                $                    $                    $                     $
Class C                                $                    $                    $                     $
Class P                                $                    $                    $                     $
Class I                                $                    $                    $                     $
----------------------------- --------------------- -------------------- -------------------- ---------------------

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, at least 80% of the fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations at the time of investment comparable to companies in the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and consist of twenty-three developed market country indices. The fund's investments generally will include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges.

The fund's sub-adviser, Zebra Capital Management, LLC ("Zebra") seeks to capture a liquidity premium among fundamentally strong, publicly-traded equities. A liquidity premium exists in public equity markets, as more liquid stocks tend to be priced at a premium, while less liquid stocks are priced at a discount, thus having higher expected returns. Zebra targets stocks with strong fundamentals (i.e. earnings, book value, cash flows) that trade less than stocks with comparable fundamentals. Despite producing similar levels of earnings and cash flows, these less liquid stocks can often be purchased at lower prices, offering higher expected returns. Frequently, a fundamentally-sound stock is less traded because it has temporarily fallen out of favor. Over time, the market will recognize this stock again, and its price will increase as its trading activity rises, allowing Zebra to capture its liquidity premium and produce higher returns. Stocks are typically sold when fundamentals deteriorate, trading activity increases relative to changes in a stock's fundamentals, or Zebra believes there are greater opportunities to capture liquidity premium in other stocks.

Zebra's strategy of purchasing strong fundamental stocks with lower trading volumes results in a portfolio that is pro-fundamental, anti-glamour and contrarian in terms of the stocks it favors. Similar to value investing strategies, the fund does seek to purchase stocks with strong earnings and cash flows offered by the market at a discount. However, Zebra's liquidity-based approach has demonstrated the ability to produce returns distinct from, and in addition to, traditional investment styles, such as value or size investing.

PRINCIPAL RISKS

MARKET RISK/SMALLER COMPANY RISK--The market values of securities owned by the fund may decline, at times sharply and unpredictably, due to declines in the overall stock market. In general, the value of the fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. This risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations. In addition, stocks of smaller companies may not be widely followed by the investment community, resulting in less demand.

NON-U.S. INVESTMENT RISK--Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States. This increased risk is a result of, among other things, regulatory, political, social and economic developments abroad; different legal, regulatory and tax environments; less liquidity and greater volatility; a lack of uniform accounting, auditing and financial reporting standards; and increased price volatility.

VALUE STOCKS RISK--Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the fund's investments in value stocks may limit its downside risk over time, the fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

LIQUIDITY RISK--From time to time, certain securities held by the fund may have limited marketability and may be difficult to sell at favorable times or prices. It is possible that certain securities held by the fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by fund shareholders. In such event, there would be a greater chance that a fund may be forced to curtail or suspend redemptions, in which case you might experience a delay or inability to liquidate your investment at the desired time or in the desired amount.

SECURITIES SELECTION RISK--Securities selected by the subadviser for the fund may not perform to expectations. This could result in the fund's underperformance compared to other funds with similar investment objectives.

MARKET EVENTS--Global turbulence in financial markets and reduced liquidity in credit and fixed-income markets may negatively affect a broad range of issuers which could have an adverse effect on the fund.

SECURITIES LENDING RISK--To the extent the fund lends its securities, it may be subject to the following risk. Borrowers of the fund's securities typically provide collateral in the form of cash that the fund reinvests in additional securities. It is possible that the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the fund's ability to vote proxies or to settle transactions.

INFLATION RISK--It is possible that the value of assets or income from investments in the fund will be less in the future as inflation decreases the value of money.

INVESTMENT RISK--An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the fund, they could be worth less than what you paid for them. Therefore, as with any mutual fund investment, you may lose money by investing in the fund.

FUND PERFORMANCE
Fund performance is not included in this Prospectus because the fund has not been in existence for a full calendar year.

MANAGEMENT
INVESTMENT ADVISER
Destra Advisors LLC

INVESTMENT SUB-ADVISER
Zebra Capital Management, LLC

PORTFOLIO MANAGERS
----------------------------------------------------------------------------------------------------------
  ZEBRA CAPITAL MANAGEMENT, LLC
-------------------------------------------------------------------------- -------------------------------
Roger Ibbotson, Ph.D.                                                      Since fund inception
   Chief Investment Officer
Zhiwu Chen, Ph.D.                                                          Since fund inception
   Chief Research Officer

PURCHASE AND SALE OF FUND SHARES
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. Generally, you may purchase, redeem or exchange shares only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the fund. Requests must be received in good order by the fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day's net asset value. The minimum investment for Class A shares, Class C shares and Class P shares is $[2,500] per fund account for non-retirement accounts and $[500] per fund account for certain tax-deferred accounts or UGMA/UTMA accounts. The maximum purchase in Class C shares is $[500,000] for any single purchase. The sales charge and expense structure of Class A shares may be more advantageous for investors purchasing more than $[500,000] of fund shares. The minimum investment for Class I shares is $[1 million] for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $[500] for tax-deferred accounts and $[2,500] for other account types.

TAX INFORMATION
The fund's distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary's website for more information.

DESTRA INTERNATIONAL LIQUIDITY ALL-CAP FUND

INVESTMENT OBJECTIVE
The fund's investment objective is to seek long-term capital appreciation.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[______] in the fund or in other Destra mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in "[___________]" on page [___] of the fund's Prospectus and "[___________]" on page [___] of the fund's statement of additional information.

SHAREHOLDER FEES
(fees paid directly from your investment)

--------------------------------------------------------- -------------- -------------- -------------- ---------------
                                                             CLASS A        CLASS C        CLASS P        CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a       [____]%         None           None            None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage         None          [____]%         None            None
of the lower of original purchase price or redemption
proceeds)
Maximum Sales Charge (Load) Imposed on Reinvested             None           None           None            None
Dividends
Redemption Fee on shares held for 90 days or less (as a       None           None          [____]%         [____]%
percentage of amount redeemed)
Exchange Fees                                                 None           None           None            None
--------------------------------------------------------- -------------- -------------- -------------- ---------------

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

--------------------------------------------------------- --------------- ------------- -------------- ---------------
                                                             CLASS A        CLASS C        CLASS P        CLASS I
Management Fees                                                 %              %              %              %
Distribution and Service (12b-1) Fees                         0.25%          1.00%            %              %
Other Expenses(1)                                               %              %              %              %
     Short Sale Dividend Expenses                               %              %              %              %
     Administrative Fee                                         %              %              %              %
     Remaining Other Expenses                                   %              %              %              %
--------------------------------------------------------- --------------- ------------- -------------- ---------------
Total Annual Fund Operating Expenses                            %              %              %              %
--------------------------------------------------------- --------------- ------------- -------------- ---------------

1 Other Expenses are based on an estimated $[__] million average net asset size for the fund's first fiscal year.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------- ------------------------------------------ ------------------------------------------
                                              REDEEMED                                 NOT REDEEMED
----------------------------- ------------------------------------------ ------------------------------------------
SHARE CLASS                          1 YEAR              3 YEARS               1 YEAR               3 YEARS
----------------------------- --------------------- -------------------- -------------------- ---------------------
Class A                                $                    $                    $                     $
Class C                                $                    $                    $                     $
Class P                                $                    $                    $                     $
Class I                                $                    $                    $                     $
----------------------------- --------------------- -------------------- -------------------- ---------------------

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, at least 80% of the fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations at the time of investment comparable to companies in the MSCI World ex USA Index. The MSCI World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets and consist of twenty-two developed market country indices. The fund's investments generally will include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges.

The fund's sub-adviser, Zebra Capital Management, LLC ("Zebra") seeks to capture a liquidity premium among fundamentally strong, publicly-traded equities. A liquidity premium exists in public equity markets, as more liquid stocks tend to be priced at a premium, while less liquid stocks are priced at a discount, thus having higher expected returns. Zebra targets stocks with strong fundamentals (i.e. earnings, book value, cash flows) that trade less than stocks with comparable fundamentals. Despite producing similar levels of earnings and cash flows, these less liquid stocks can often be purchased at lower prices, offering higher expected returns. Frequently, a fundamentally-sound stock is less traded because it has temporarily fallen out of favor. Over time, the market will recognize this stock again, and its price will increase as its trading activity rises, allowing Zebra to capture its liquidity premium and produce higher returns. Stocks are typically sold when fundamentals deteriorate, trading activity increases relative to changes in a stock's fundamentals, or Zebra believes there are greater opportunities to capture liquidity premium in other stocks.

Zebra's strategy of purchasing strong fundamental stocks with lower trading volumes results in a portfolio that is pro-fundamental, anti-glamour and contrarian in terms of the stocks it favors.

Similar to value investing strategies, the fund does seek to purchase stocks with strong earnings and cash flows offered by the market at a discount. However, Zebra's liquidity-based approach has demonstrated the ability to produce returns distinct from, and in addition to, traditional investment styles, such as value or size investing.

PRINCIPAL RISKS

MARKET RISK/SMALLER COMPANY RISK--The market values of securities owned by the fund may decline, at times sharply and unpredictably, due to declines in the overall stock market. In general, the value of the fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. This risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations. In addition, stocks of smaller companies may not be widely followed by the investment community, resulting in less demand.

NON-U.S. INVESTMENT RISK--Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States. This increased risk is a result of, among other things, regulatory, political, social and economic developments abroad; different legal, regulatory and tax environments; less liquidity and greater volatility; a lack of uniform accounting, auditing and financial reporting standards; and increased price volatility.

VALUE STOCKS RISK--Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the fund's investments in value stocks may limit its downside risk over time, the fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

LIQUIDITY RISK--From time to time, certain securities held by the fund may have limited marketability and may be difficult to sell at favorable times or prices. It is possible that certain securities held by the fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by fund shareholders. In such event, there would be a greater chance that a fund may be forced to curtail or suspend redemptions, in which case you might experience a delay or inability to liquidate your investment at the desired time or in the desired amount.

SECURITIES SELECTION RISK--Securities selected by the subadviser for the fund may not perform to expectations. This could result in the fund's underperformance compared to other funds with similar investment objectives.

MARKET EVENTS--Global turbulence in financial markets and reduced liquidity in credit and fixed-income markets may negatively affect a broad range of issuers which could have an adverse effect on the fund.

SECURITIES LENDING RISK--To the extent the fund lends its securities, it may be subject to the following risk. Borrowers of the fund's securities typically provide collateral in the form of cash that the fund reinvests in additional securities. It is possible that the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the fund's ability to vote proxies or to settle transactions.

INFLATION RISK--It is possible that the value of assets or income from investments in the fund will be less in the future as inflation decreases the value of money.

INVESTMENT RISK--An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the fund, they could be worth less than what you paid for them. Therefore, as with any mutual fund investment, you may lose money by investing in the fund.

FUND PERFORMANCE
Fund performance is not included in this Prospectus because the fund has not been in existence for a full calendar year.

MANAGEMENT
INVESTMENT ADVISER
Destra Advisors LLC

INVESTMENT SUB-ADVISER
Zebra Capital Management, LLC

PORTFOLIO MANAGERS
----------------------------------------------------------------------------------------------------------
  ZEBRA CAPITAL MANAGEMENT, LLC
-------------------------------------------------------------------------- -------------------------------
Roger Ibbotson, Ph.D.                                                      Since fund inception
   Chief Investment Officer
Zhiwu Chen, Ph.D.                                                          Since fund inception
   Chief Research Officer

PURCHASE AND SALE OF FUND SHARES
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. Generally, you may purchase, redeem or exchange shares only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the fund. Requests must be received in good order by the fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day's net asset value. The minimum investment for Class A shares, Class C shares and Class P shares is $[2,500] per fund account for non-retirement accounts and $[500] per fund account for certain tax-deferred accounts or UGMA/UTMA accounts. The maximum purchase in Class C shares is $[500,000] for any single purchase. The sales charge and expense structure of Class A shares may be more advantageous for investors purchasing more than $[500,000] of fund shares. The minimum investment for Class I shares is $[1 million] for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $[500] for tax-deferred accounts and $[2,500] for other account types.

TAX INFORMATION
The fund's distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary's website for more information.

DESTRA U.S. LIQUIDITY ALL-CAP FUND

INVESTMENT OBJECTIVE
The fund's investment objective is to seek long-term capital appreciation.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[______] in the fund or in other Destra mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in "[___________]" on page [___] of the fund's Prospectus and "[___________]" on page [___] of the fund's Statement of Additional Information.

SHAREHOLDER FEES
(fees paid directly from your investment)

--------------------------------------------------------- -------------- -------------- -------------- ---------------
                                                             CLASS A        CLASS C        CLASS P        CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a       [____]%         None           None            None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage         None          [____]%         None            None
of the lower of original purchase price or redemption
proceeds)
Maximum Sales Charge (Load) Imposed on Reinvested             None           None           None            None
Dividends
Redemption Fee on shares held for 90 days or less (as a       None           None          [____]%         [____]%
percentage of amount redeemed)
Exchange Fees                                                 None           None           None            None
--------------------------------------------------------- -------------- -------------- -------------- ---------------

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

--------------------------------------------------------- --------------- ------------- -------------- ---------------
                                                             CLASS A        CLASS C        CLASS P        CLASS I
Management Fees                                                 %              %              %              %
Distribution and Service (12b-1) Fees                         0.25%          1.00%            %              %
Other Expenses(1)                                               %              %              %              %
     Short Sale Dividend Expenses                               %              %              %              %
     Administrative Fee                                         %              %              %              %
     Remaining Other Expenses                                   %              %              %              %
--------------------------------------------------------- --------------- ------------- -------------- ---------------
Total Annual Fund Operating Expenses                            %              %              %              %
--------------------------------------------------------- --------------- ------------- -------------- ---------------

1 Other Expenses are based on an estimated $[__] million average net asset size for the fund's first fiscal year.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------- ------------------------------------------ ------------------------------------------
                                              REDEEMED                                 NOT REDEEMED
----------------------------- --------------------- -------------------- -------------------- ---------------------
SHARE CLASS                          1 YEAR              3 YEARS               1 YEAR               3 YEARS
----------------------------- --------------------- -------------------- -------------------- ---------------------
Class A                                $                    $                    $                     $
Class C                                $                    $                    $                     $
Class P                                $                    $                    $                     $
Class I                                $                    $                    $                     $
----------------------------- --------------------- -------------------- -------------------- ---------------------

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, at least 80% of the fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 3000(R) Index. The Russell 3000(R) Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market and is reconstituted annually to ensure new and growing equities are reflected. The fund's investments generally will include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges.

The fund's sub-adviser, Zebra Capital Management, LLC ("Zebra") seeks to capture a liquidity premium among fundamentally strong, publicly-traded equities. A liquidity premium exists in public equity markets, as more liquid stocks tend to be priced at a premium, while less liquid stocks are priced at a discount, thus having higher expected returns. Zebra targets stocks with strong fundamentals (i.e. earnings, book value, cash flows) that trade less than stocks with comparable fundamentals. Despite producing similar levels of earnings and cash flows, these less liquid stocks can often be purchased at lower prices, offering higher expected returns. Frequently, a fundamentally-sound stock is less traded because it has temporarily fallen out of favor. Over time, the market will recognize this stock again, and its price will increase as its trading activity rises, allowing Zebra to capture its liquidity premium and produce higher returns. Stocks are typically sold when fundamentals deteriorate, trading activity increases relative to changes in a stock's fundamentals, or Zebra believes there are greater opportunities to capture liquidity premium in other stocks.

Zebra's strategy of purchasing strong fundamental stocks with lower trading volumes results in a portfolio that is pro-fundamental, anti-glamour and contrarian in terms of the stocks it favors.

Similar to value investing strategies, the fund does seek to purchase stocks with strong earnings and cash flows offered by the market at a discount. However, Zebra's liquidity-based approach has demonstrated the ability to produce returns distinct from, and in addition to, traditional investment styles, such as value or size investing.

PRINCIPAL RISKS

MARKET RISK/SMALLER COMPANY RISK--The market values of securities owned by the fund may decline, at times sharply and unpredictably, due to declines in the overall stock market. In general, the value of the fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. This risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations. In addition, stocks of smaller companies may not be widely followed by the investment community, resulting in less demand.

NON-U.S. INVESTMENT RISK--Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States. This increased risk is a result of, among other things, regulatory, political, social and economic developments abroad; different legal, regulatory and tax environments; less liquidity and greater volatility; a lack of uniform accounting, auditing and financial reporting standards; and increased price volatility.

VALUE STOCKS RISK--Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the fund's investments in value stocks may limit its downside risk over time, the fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

LIQUIDITY RISK--From time to time, certain securities held by the fund may have limited marketability and may be difficult to sell at favorable times or prices. It is possible that certain securities held by the fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by fund shareholders. In such event, there would be a greater chance that a fund may be forced to curtail or suspend redemptions, in which case you might experience a delay or inability to liquidate your investment at the desired time or in the desired amount.

SECURITIES SELECTION RISK--Securities selected by the subadviser for the fund may not perform to expectations. This could result in the fund's underperformance compared to other funds with similar investment objectives.

MARKET EVENTS--Global turbulence in financial markets and reduced liquidity in credit and fixed-income markets may negatively affect a broad range of issuers which could have an adverse effect on the fund.

SECURITIES LENDING RISK--To the extent the fund lends its securities, it may be subject to the following risk. Borrowers of the fund's securities typically provide collateral in the form of cash that the fund reinvests in additional securities. It is possible that the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the fund's ability to vote proxies or to settle transactions.

INFLATION RISK--It is possible that the value of assets or income from investments in the fund will be less in the future as inflation decreases the value of money.

INVESTMENT RISK--An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the fund, they could be worth less than what you paid for them. Therefore, as with any mutual fund investment, you may lose money by investing in the fund.

FUND PERFORMANCE
Fund performance is not included in this Prospectus because the fund has not been in existence for a full calendar year.

MANAGEMENT
INVESTMENT ADVISER
Destra Advisors LLC

INVESTMENT SUB-ADVISER
Zebra Capital Management, LLC

PORTFOLIO MANAGERS
----------------------------------------------------------------------------------------------------------
  ZEBRA CAPITAL MANAGEMENT, LLC
-------------------------------------------------------------------------- -------------------------------
Roger Ibbotson, Ph.D.                                                      Since fund inception
   Chief Investment Officer
Zhiwu Chen, Ph.D.                                                          Since fund inception
   Chief Research Officer

PURCHASE AND SALE OF FUND SHARES
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. Generally, you may purchase, redeem or exchange shares only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the fund. Requests must be received in good order by the fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day's net asset value. The minimum investment for Class A shares, Class C shares and Class P shares is $[2,500] per fund account for non-retirement accounts and $[500] per fund account for certain tax-deferred accounts or UGMA/UTMA accounts. The maximum purchase in Class C shares is $[500,000] for any single purchase. The sales charge and expense structure of Class A shares may be more advantageous for investors purchasing more than $[500,000] of fund shares. The minimum investment for Class I shares is $[1 million] for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $[500] for tax-deferred accounts and $[2,500] for other account types.

TAX INFORMATION
The fund's distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary's website for more information.

Section 2   Additional Information About the Funds

     To help you better understand the funds, this section provides a detailed discussion of the funds' investment and risk management strategies. However, this Prospectus does not describe all of a fund's investment practices. For additional information these matters, please see the Statement of Additional Information, which is available by calling Destra Advisor LLC at [____________], writing to Destra Advisor LLC at [_______________], emailing Destra Advisor LLC at [__________________]
     or visiting destracapital.com.

     ADDITIONAL INFORMATION ABOUT THE INVESTMENT POLICIES AND STRATEGIES

     The investment objective of each fund is to seek long-term capital appreciation. A fund's investment objective may not be changed without shareholder approval. A fund's investment policies may be changed by the Board of Trustees of the fund without shareholder approval unless otherwise noted in this Prospectus or the Statement of Additional Information.

     80% POLICY

     Each fund has a policy that will require it to invest at least 80% of its total assets in securities and financial instruments that are consistent with the fund's name. Shareholders will be notified of any changes to this policy at least 60 days in advance of the change and this Prospectus will be supplemented.

     EQUITY SECURITIES

     Under normal market conditions, each fund invests primarily in equity securities, including common stocks and other securities with equity characteristics.

     NON-U.S. INVESTMENTS

     Each fund may invest in U.S. dollar-denominated American Depositary Receipts (ADRs) and U.S. dollar-denominated foreign stocks traded on U.S. exchanges issued by companies organized or headquartered in foreign countries and/or doing significant business outside the U.S. ADRs are receipts issued by a bank or trust company to evidence ownership of the underlying securities issued by non-U.S. companies.

     TEMPORARY DEFENSIVE POLICY, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     Under normal conditions, each fund invests substantially all of its assets with the goal of attaining its investment objective. The remainder of a fund's assets may be held as cash or invested in short-term securities or cash equivalents. The percentage of a fund invested in such holdings varies and depends heavily on current market conditions, among other factors. For temporary defensive purposes and during periods of high cash inflows or outflows, a fund may depart from its principal investment strategies and invest part or all of its assets in these securities or it may hold cash. During such periods, a fund may not be able to achieve its investment objective. A fund may adopt a defensive strategy when the portfolio managers believes securities in which a fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the Statement of Additional Information.

     ADDITIONAL INFORMATION ABOUT THE RISKS

     Risk is inherent in any investment. Investing in a mutual fund--even the most conservative--involves a number of risks, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Global turbulence in financial markets and reduced liquidity in credit and fixed-income markets may negatively affect a broad range of issuers which could have an adverse effect on the funds. Therefore, before investing you should consider carefully the following risks that you assume when you invest in a fund. Because of these and other risks, you should consider an investment in a fund to be a long-term investment.

     Market risk: The market values of securities owned by a fund may decline, at times sharply and unpredictably, due to drops in the stock market. In general, the value of a fund that invests principally in stocks will move in the same direction as the overall stock market, which will vary from day to day in response to the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer's products or services, increased production costs, as well as general market, regulatory, political and economic conditions, such as interest rates, currency exchange rates, investor perceptions and market liquidity. Under normal conditions, the stock markets generally move in cycles over time, with periods of rising prices followed by periods of declining prices. These fluctuations could be a sustained trend or a drastic movement and the value of your investment may reflect these fluctuations.

     Smaller company risk: Companies with lower market capitalizations may involve greater risk than larger capitalization companies because they tend to have more limited product lines, shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations. In addition, stocks of smaller companies may not be widely followed by the investment community, resulting in less demand. As a result, certain securities may be difficult or impossible to sell at the time and the price that a fund would like and, consequently, a fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these potential circumstances, if realized, could have a negative effect on fund management or performance.

     Style-specific risk: The funds emphasize a value style of investing and, therefore, seek undervalued companies with characteristics for improved valuations. The types of companies sought by the fund are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. It is possible that such companies may remain undervalued for extended periods of time. While a fund's investments in value stocks may limit its downside risk over time, the fund may produce more modest gains than riskier other stock funds as a trade-off for this potentially lower risk. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions and a fund's performance may be affected adversely if value stocks become unpopular with or lose favor among investors.

     Non-U.S. investment risk: Companies organized or headquartered in foreign countries or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States. This increased risk is due to potential political, social and economic developments abroad, different regulatory environments and laws, potential seizure by the government of company assets, higher taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, increased price volatility and delays in transaction settlement in some foreign markets. Other risks include the following:

     o Non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

     o Enforcing legal rights may be difficult, costly and slow in non-U.S. countries and there may be particular problems enforcing claims against non-U.S. governments.

     o Changes in currency exchange rates, which have increased potential for volatility, may affect the value of dividends and interest paid by non-U.S. companies, and an increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a fund to decline.

     o    Non-U.S. markets may be less liquid and more volatile than U.S.
          markets.

     Liquidity risk: The funds invest in certain securities that have limited marketability. If the economy experiences a sudden downturn, it is possible that certain securities held by the fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by fund shareholders. In such event, there would be a greater chance that a fund may be forced to curtail or suspend redemptions, in which case you might experience a delay or inability to liquidate your investment at the desired time or in the desired amount. In addition, the valuation of a fund's investments may become more difficult if objective market prices are unavailable.

     Derivatives risk: A derivative refers to any financial investment whose value is derived, at least, in part, from the price of another security or a specified index, asset or rate. There is different, and often greater, risk involved when investing in derivatives than the risk associated with investing directly in the underlying securities or index. These risks include, but are not limited to, market risk, credit risk, leverage risk, management risk and liquidity risk. Adverse movements in the price or value of the underlying asset, index or rate can lead to significant losses, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance a fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund. In addition, when a fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, it is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the fund's shares and can result in losses that exceed the amount originally invested. Derivatives can be highly complex and their use within a management strategy can require specialized skills. Especially when investing in derivatives, there can be no assurance that a given strategy will work as planned or provide the return expected. The success of the portfolio managers' derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Because of their complex nature, derivatives may lose liquidity in a volatile market, raising the possibility that the fund will not be able to sell them at a sufficient price or in a timely manner. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

     Small fund risk: The funds currently have less assets than larger funds, and like other relatively small funds, large inflows and outflows may impact a fund's market exposure for limited periods of time, causing the fund's performance to vary from that of the fund's model portfolio. This impact may be positive or negative, depending on the direction of market movement during the period affected. The funds do not generally limit large inflows and outflows, but it has policies in place which seek to reduce the impact of these flows where the investment adviser or sub-adviser has prior knowledge of them.

     ADDITIONAL INFORMATION ABOUT FEES AND EXPENSES

     Please refer to the following important information when reviewing the "Fees and Expenses of the Fund" table in each fund's Summary Prospectus.

         o "Shareholder Fees" are fees paid directly from your investment and may include sales loads.

         o "Annual Fund Operating Expenses" are paid out of a fund's assets and include fees for portfolio management and administrative services, including recordkeeping, subaccounting and other shareholder services. You do not pay these fees directly but, as the example in each fund's Summary Prospectus shows, these costs are borne indirectly by all shareholders.

         o The "Management Fees" are the investment advisory fee rate paid by each fund to Destra. Refer to "Fund Management" in this Prospectus for additional information with further description in the Statement of Additional Information.

         o "Distribution and Service (12b-1) Fees" include a shareholder servicing fee of up to 0.25% for Class C shares. Because 12b-1 fees are charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

         o A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A shares bought without an initial sales charge and then redeemed within 12 months of purchase. The contingent deferred sales charge is not reflected in the example in each fund's Summary Prospectus.

         o A contingent deferred sales charge of 1.00% applies on Class C shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors, as described in "Redemptions."

         o "Other Expenses" may include administrative fees charged by intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of shareholders of the funds. "Other Expenses" may include "Short Sale Dividend Expenses." These expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities, and stock loan fees, which are paid to the prime broker. Such expenses will vary depending on the short sale arrangement, whether the securities a fund sells short pay dividends or interest, and the amount of such dividends or interest. While "Short Sale Dividend Expenses" include interest and dividends paid out on short positions and may include stock loan fees, they do not take into account the interest credit a fund earns on cash proceeds of short sales which serve as collateral for short positions.

         o As described in the "Management Expenses" section of this Prospectus, Destra has contractually agreed to waive certain funds' "Total Annual Fund Operating Expenses" to certain limits until at least [_______]. Because a fee waiver will have a positive effect upon a fund's performance, a fund that pays a performance-based investment advisory fee may experience a performance adjustment that is considered favorable to Destra as a result of a fee waiver that is in place during the period when the performance adjustment applies.

         o All expenses in a fund's "Fees and Expenses of the Fund" table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

     FUND MANAGEMENT

     The funds have retained Destra Advisors LLC ("Destra") to serve as their investment adviser. Destra, located at 2 S. 406 Seneca Drive, Wheaton, IL 60189, is a wholly-owned subsidiary of Destra Capital Management LLC. Destra was organized in 2008 to provide investment management, advisory, administrative and asset management consulting services.

     [Insert description of management fees.] As of the date of this Prospectus, the funds have not commenced operations or paid management fees to Destra.

     A discussion of the Board of Trustees' consideration and approval of the Management Agreement between the funds and Destra and the Investment Sub-Advisory Agreement between Zebra and the Destra will be available in the funds' annual report dated [--------------].

     Destra is also responsible for developing each fund's investment program and recommending sub-advisers to the funds' Board of Trustees. In addition, Destra oversees the sub-adviser and reviews and the sub-advisor's performance.

     The funds have retained Zebra Capital Management, LLC ("Zebra") to serve as their investment sub-adviser. Zebra, located at 612 Wheelers Farms Road, Milford, Connecticut 06461, is a leading-edge asset manager specializing in managing both fundamentally based and quantitatively-driven equity strategies through a range of fund vehicles. Zebra was founded in 2001 by Roger Ibbotson and Zhiwu Chen to apply their research advantage towards providing better, risk-adjusted returns. Zebra's investment approach is rooted in a comprehensive research platform upon which all of our investment strategies are developed and continuously refined. The firm's 8+ years of fund management experience demonstrates its ability to generate attractive returns with low correlation to market indices. Zebra had approximately $540 million of assets under management as of May 30, 2010.

     Roger Ibbotson and Zhiwu Chen serve as the funds' portfolio managers and share responsibilities for the day-to-day management of each fund's investment portfolio.

         o Roger Ibbotson has served as a member of the portfolio management team of each fund since its inception. Dr. Ibbotson is the Chairman, Chief Investment Officer and is a member of the Zebra portfolio management team, having served in these roles since the firm was founded in 2001. Dr. Ibbotson has also been a Professor at Yale School of Management since 1984, and is the Founder, Advisor and former Chairman of Ibbotson Associates, now a Morningstar Company with $60 billion under advisement. Dr. Ibbotson serves on numerous boards including Dimensional Fund Advisors' funds. He received his Bachelor's degree in mathematics from Purdue University, his M.B.A. from Indiana University, and his Ph.D. from the University of Chicago where he taught from 1974 to 1984, and served as the Executive Director of the Center for Research in Security Prices.

         o Zhiwu Chen has served as a member of the portfolio management team of each fund since its inception. Dr. Chen is the Chief Research Officer for Zebra and is a member of the Zebra portfolio management team, having served in this role since the firm was founded in 2001. Dr. Chen is responsible for Zebra's model development and ongoing research. Dr. Chen is a Professor of Finance at Yale University and is an economist in China, advising Chinese government agencies on economic and financial policies. From 1997 to mid 2004, Dr. Chen was co-chairman of ValuEngine Inc., a Stamford, Connecticut firm Dr. Chen co-founded which specializes in developing and marketing quantitative equity evaluation products. Prior to joining Yale, Professor Chen was an Associate Professor of Finance at Ohio State University from 1995 to 1999 and Assistant Professor at the University of Wisconsin, Madison from 1990 to 1995. Dr. Chen received his Ph.D. in finance in 1990 and his M.Ph. and MA in 1988, each from Yale University. He earned his MS degree in systems engineering from the Changsha Institute of Technology in 1986, and his BS in computer science from the Central- South University of Technology in 1983, both in China.

         Additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the funds is provided in the Statement of Additional Information.

Section 3   Shareholder Information

     VALUATION OF SHARES

     The price of each fund's shares is based on its net asset value ("NAV") per share. NAV is calculated for each class of the fund by taking the value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the NAV per share. NAV is determined as of the close of trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business. However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. The value of a fund's holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a fund's shares. All valuations are subject to review by the fund's Board of Trustees or its delegate.

     All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a fund or its agents. For Class A shares, the public offering price includes any applicable initial sales charge. For Class A shares and Class C shares, the price you pay to sell shares is also the NAV, however, a contingent deferred sales charge may be taken out of the proceeds. In order to receive a day's price, your order must be received in good order by a fund or its agents by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of shares.

     Securities held by the funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the funds' Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. As a general principle, the current "fair value" of a security is the amount that the owner might reasonably expect to receive for it upon its current sale. The funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

     Due to the subjective nature of fair value pricing, a fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a fund's portfolio securities and the reflection of such change in that fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a fund's valuation of a security is different from the security's market value, short-term arbitrage traders buying and/or selling shares of a fund may dilute the NAV of that fund, which negatively impacts long-term shareholders. The funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

     The value of the securities of other open-end funds held by a fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

     All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to the funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

     SHARE CLASSES

     The funds offer four classes of shares, each representing an interest in the same portfolio but with differing sales charges, fees, eligibility requirements and other features. It is important to consult with your financial intermediary representative for additional information on which classes of shares, if any, are an appropriate investment choice. Certain financial intermediaries may not offer all funds or all classes of shares. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, exchange, or redeem shares. Individual investors cannot invest directly in the funds and barring certain limited exceptions, the are only available to U.S. citizens or residents.

     If your financial intermediary offers more than one class of shares, you should carefully consider which class (or classes) of shares is appropriate for your investments objectives and needs. Certain classes have higher expenses than others, which may lower the return on your investment. For further details, please see the Statement of Additional Information.

     CLASS A SHARES

     Class A shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms and retirement platforms. Class A shares may be offered without an initial sales charge through certain retirement platforms and through certain financial intermediary platforms. Shares are traditionally offered without an initial sales charge to fee-based broker-dealers or financial advisors, primarily on their wrap account platforms where such broker-dealers or financial advisors impose additional fees for services connected to the wrap account. Class A shares allow for payment of up to 0.25% of net assets to financial intermediaries for providing distribution, or other, shareholder services to their clients. In addition, Class A shares allow for payment to financial intermediaries for providing administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients.

 The Class A shares sales charges are as follows:
------------------------------------------------- -----------------------------------------------------------
                                                  Up to [___]%*
                                                  o        Reduction for purchases of $50,000 or more
Initial sales charge on purchases                 o        Waived for purchases of $1 million or more
Deferred sales charge ("CDSC")                    None except on certain redemptions of shares purchased
                                                  without an initial sales charge*
Maximum initial investment                        [$2,500]
Maximum purchase                                  None
Minimum aggregate account balance                 None
12b-1                                             fee Up to 0.25% annual
                                                  distribution fee;
                                                  lower annual operating
                                                  expenses than Class C
                                                  shares because of
                                                  lower 12b-1 fee
------------------------------------------------- -----------------------------------------------------------

*    May be waived under certain circumstances.

CLASS C SHARES

Class C shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms and retirement platforms. Class C shares allow for the payment of up to 0.75% of net assets to financial intermediaries for the provision of distribution services and up to 0.25% of net assets for the provision of shareholder services on behalf of their clients. Class C shares also allow for the payment of fees to financial intermediaries for providing administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients.

 The Class C shares sales charges are as follows:
------------------------------------------------- -----------------------------------------------------------
Initial sales charge on purchases                 None
Deferred sales charge ("CDSC")                    [___]% on shares redeemed within 12 months
                                                  of purchase*
Maximum initial investment                        [$2,500]
Maximum purchase                                  [$500,000]
Minimum aggregate account balance                 None
12b-1 fee                                         1.00% annual fee (up to 0.75%
                                                  distribution fee and up to
                                                  0.25% shareholder
                                                  servicing fee); higher
                                                  annual operating
                                                  expenses than Class A
                                                  shares because of
                                                  higher 12b-1 fee
------------------------------------------------- -----------------------------------------------------------

*    May be waived under certain circumstances.

CLASS P SHARES

Class P shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms and certain retirement platforms. For financial intermediaries who operate supermarket platforms, Class P shares may be available through such platforms pursuant to an agreement between the intermediary and Destra or its affiliates.

CLASS I SHARES

Class I shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms and certain retirement platforms. Class I shares are also available to certain institutional investors including, but not limited to, corporations, certain retirement plans, public plans and foundations/endowments.

DISTRIBUTION, SERVICING AND ADMINISTRATIVE FEES

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

In accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the funds have adopted shareholder servicing plans for Class A shares and Class C shares (the "Class A Plan" and "Class C Plan," respectively, or collectively the "Plans"). Under the Plans, the funds may pay Destra Investments LLC ("Destra Investments"), the funds' distributor, a fee for the sale and distribution and/or shareholder servicing of Class A shares and Class C shares based on average daily net assets of each, up to the following annual rates:


--------------------------------------- ----------------------------------------
Class                                   Maximum annual 12b-1 Fee for the funds
--------------------------------------- ----------------------------------------
Class A shares                          0.25%
Class C shares                          1.00% *
--------------------------------------- ----------------------------------------

* Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder services.

Under the terms of the Plans, the funds are authorized to make payments to Destra Investments for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the funds.

Such financial intermediaries may from time to time be required to meet certain criteria in order to be eligible receive 12b-1 fees. Under the adopted Class C Plan, Destra Investments is entitled to retain all fees paid for the first 12 months on any investment in Class C shares in order to recoup prior expenses incurred with respect to the payment of commissions on sales of Class C shares. Accordingly, financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C shares. Notwithstanding Destra Investment's right to retain these fees, it may, pursuant to a written agreement between Destra Investments and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C shares. Destra Investments is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

ADMINISTRATIVE FEES

For Class A shares, Class C shares and Class I shares, certain intermediaries may charge administrative fees for certain services such as recordkeeping, subaccounting, order processing for omnibus or networked accounts or other shareholder services provided by intermediaries on behalf of the shareholders of the funds. Order processing which may be subject to such administrative fees includes the submission of transactions through the National Securities Clearing Corporation ("NSCC") or similar systems, as well as those processed on a manual basis with Destra Investments. These administrative fees are paid by the shares of the funds to Destra Investments, who then reimburses eligible intermediaries. Because the form and amount charged varies by intermediary, the amount of the administrative fees borne by the class is an average of all fees charged by applicable intermediaries. In the event an intermediary receiving payments from Destra Investments on behalf of the funds converts from a networking structure to an omnibus account structure, or otherwise experiences increased costs, fees borne by the shares may increase.

For Class P shares, the funds pay an annual administrative fee of 0.25% of net assets for administrative services, including recordkeeping, subaccounting or other shareholder services provided by intermediaries on behalf of the shareholders of the funds. These administrative fees are paid by the shares of the funds to Destra Investments, who then reimburses eligible intermediaries. Destra Investments or its affiliates may also pay administrative fees to the extent the that fees charged by intermediaries exceed the 0.25% of net assets charged to the funds.

PURCHASES

Generally, purchases of Class A shares and Class C shares may only be made through institutional channels such as financial intermediaries and retirement platforms. Purchases of Class P shares may be made only through financial intermediaries. Generally, purchases of Class I shares may only be made through financial intermediaries and by certain institutional investors. Contact your financial intermediary or refer to your plan documents for information on how to invest in each fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for processing purchases of shares. The funds have only authorized certain financial intermediaries to receive purchase orders on the funds' behalf. As discussed under "Payments to Financial Intermediaries," Destra and its affiliates, pursuant to agreements with certain intermediaries, may pay commissions or fees to those intermediaries for their role in the attraction and retention of shareholders to the funds. When considering fund recommendations made by these intermediaries, you should consider such arrangements.

Because the funds are not intended for excessive trading, each fund reserves the right to reject any purchase order, including exchange purchases, for any reason. For more information about the funds' policy on excessive trading, refer to "Excessive Trading."

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering Program. In addition to your full name, and date of birth, you will be required to provide your social security number and permanent street address to assist in verifying your identity. Some financial intermediaries may also require that you provide other documents that help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases or even close an account if they are unable to verify a shareholder's identity. Please contact your financial intermediary if you need assistance when completing your application or would like to receive additional information regarding the USA PATRIOT Act or the intermediary's Anti-Money Laundering Program.

MINIMUM AND MAXIMUM INVESTMENT REQUIREMENTS

There is a [$2,500] minimum investment requirement per fund account for the purchase of Class A shares, Class C shares and Class P shares; however, certain tax-deferred retirement accounts or UGMA/UTMA accounts are subject to a [$500] minimum. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. Accounts which are a part of certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

There is a [$1 million] minimum investment requirement for institutional investors purchasing Class I shares. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the same fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $[500] for tax-deferred accounts and $[2,500] for other account types. Directors, officers and employees of Destra and its affiliates, as well as Trustees and officers of the funds, may purchase Class I shares through certain financial intermediaries' institutional platforms. For more information about this program and eligibility requirements, please contact a Destra representative at [_____________]. There may be exceptions to these minimums for certain tax-deferred, tax-qualified and retirement plans and accounts held through wrap programs. For additional information, contact your intermediary, plan sponsor, administrator or a Destra representative.

If your fund account is valued at less than $100, other than as a result solely of depreciation in share value, the applicable fund may request that your financial intermediary close your account. Each fund reserves the right to make such a request annually, however, certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Class I shares directly with a fund, you may receive written notice prior to the closure of your fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption upon closure of your account.

There is a [$500,000] maximum on any single purchase of Class C shares. For investors who wish to purchase more than [$500,000] worth of shares, the sales charge and expense structure of Class A shares may be more advantageous.

Each fund reserves the right to change the amount of these minimums or maximums from time to time or to waive them in whole or in part.

PERIODIC PURCHASE PLAN

You may arrange for periodic purchases by authorizing your financial intermediary (or a Destra representative, if you hold Class I shares directly with a fund) to debit the amount of your investment from your bank account on a day or days you specify. Contact your financial intermediary or a Destra representative, if applicable, for details. Not all financial intermediaries offer this plan.

INITIAL SALES CHARGE

CLASS A SHARES

The initial sales charge imposed on the purchase of Class A shares is based on the amount invested, as set forth in the table below. The proceeds of any applicable sales charge are allocated between Destra Investments and your financial intermediary. The table below sets forth the amount of the applicable sales charge as a percentage of offering price and net amount invested. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding.

------------------------------------------------ -------------------------------------------------------------
                                                 Class A Shares Sales Charge as a Percentage of:
                                                 ----------------------------- -------------------------------
Amount of Purchase at Offering Price                  Offering Price(1)             Net Amount Invested
Under $50,000
$50,000 but under $100,000
$100,000 but under $250,000
$250,000 but under $500,000
$500,000 but under $1,000,000
$1,000,000 and above                                       None(2)                          None
------------------------------------------------ ----------------------------- -------------------------------

(1)  Offering Price includes the initial sales charge.

(2) A contingent deferred sales charge of 1.00% may apply to Class A shares purchased without an initial sales charge if redeemed within 12 months of purchase.

Destra Investments may pay financial intermediaries commissions on purchases of Class A shares as follows:

     o    1.00% on amounts from $1,000,000 to $4,000,000;

     o    plus 0.50% on amounts greater than $4,000,000 to $10,000,000;

     o    plus 0.25% on amounts over $10,000,000.

The purchase totals eligible for these commissions are aggregated on a rolling one year basis so that the rate payable resets to the highest rate annually.

QUALIFYING FOR A REDUCTION OR WAIVER OF CLASS A SHARES SALES CHARGE

You may be able to lower or eliminate your sales charge on Class A shares under certain circumstances. For example, when purchasing new Class A or Class C shares, you can combine Class A shares and Class C shares you already own (either in these funds or certain other Destra funds) with your current purchase to take advantage of the breakpoints in the sales charge schedule as set forth above. The circumstances under which you may combine such ownership of shares and purchases are described below. If you would like more information on aggregating shares to take advantage of the breakpoints, please contact your financial intermediary.

Class A shares of the funds may be purchased without an initial sales charge by the following persons (and their spouses and children under 21 years of age):
(i) registered representatives and other employees of intermediaries that have selling agreements with Destra Investments to sell Class A shares; (ii) directors, officers and employees of Destra Capital Management LLC and its affiliates; and (iii) trustees and officers of the funds. Additionally, certain financial intermediaries have entered into an agreement with Destra Investments that allows the waiver of the initial sales charge on purchases of Class A shares. In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described under "Aggregating Accounts." It is possible that your financial intermediary will require documentation, such as an account statement, to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase fund shares, as the funds, their agents, or your financial intermediary may not retain this information.

RIGHT OF ACCUMULATION. You may purchase Class A shares of a fund at a reduced sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior day's net asset value (net amount invested) of all eligible shares (as set forth herein) and applying the sales charge applicable to such aggregate amount. Shares eligible for aggregation include Class A shares of the fund and of certain other classes (Class A shares and Class C shares of the Destra Investment Trust) of Destra funds then held by you, or held in accounts identified under "Aggregating Accounts." In order for your purchases and holdings to be aggregated for purposes of qualifying for such discount, they must have been made through one financial intermediary and you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

LETTER OF INTENT. You can also reduce the sales charge on the purchase of Class A shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A shares (including Class A shares in other series of the Destra Investment Trust) over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter. In order to apply purchases towards the intended amount, ou must refer to such Letter when placing all orders.

When calculating the applicable sales charge to a purchase pursuant to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes: (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A shares acquired during the term of the Letter of Intent; minus (ii) the value of any redemptions of Class A shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any applicable sales charge. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

AGGREGATING ACCOUNTS. In calculating the applicable breakpoint and sales charge on large purchases or those made through the exercise of a Letter of Intent or right of accumulation, investments made by you (and your spouse and children under age 21) may be aggregated if made for your own account(s) and/or certain other accounts such as: trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased); solely controlled business accounts; and single participant retirement plans.

To receive a reduced sales charge under the right of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse and your children under age 21 have at the time of your purchase.

You may access information regarding sales loads, breakpoint discounts and purchases of the funds' shares, free of charge, and in a clear and prominent format, on our website at destracapital.com, and by following the appropriate hyperlinks to the specific information.

COMMISSION ON CLASS C SHARES

Destra Investments may pay to your financial intermediary a commission rate of 1.00% of the net asset value of the Class C shares purchased. Service providers to qualified plans will not be eligible to receive this commission if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C shares.

EXCHANGES

Contact your financial intermediary (or a Destra representative at [____________] for Class I shares) or consult your plan documents for information on exchanging into other funds in the Destra Investment Trust. As with any investment, be sure to read the prospectus of the fund into which you are exchanging. An exchange from one fund to another is generally a taxable transaction (except for certain tax-deferred accounts). Exchanges are subject to the following conditions:

     o You may generally exchange shares of a fund for shares of the same class of any other fund in the Destra Investment Trust offered through your financial intermediary or qualified plan.

     o You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. Same-fund exchanges will only be processed in instances where there is no CDSC on the shares to be exchanged and no initial sales charge on the shares to be received. A fund's fees and expenses differ between share classes so you should carefully read the Prospectus for the share class you are interested in prior to investing in that share class. Contact your financial intermediary (or a Destra representative at [____________] for Class I shares) or consult your plan documents for additional information.

     o    You must meet the minimum investment amount for each fund.

     o Each fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

     o For Class P shares and Class I shares, an exchange of shares from each fund held for 90 days or less may be subject to the funds' redemption fee. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to "Redemption Fee."

     o The exchange privilege is not intended as a vehicle for short-term or excessive trading. A fund may suspend or terminate your exchange privilege if you make more than one round trip in the fund in a 90-day period and may bar future purchases in the fund or other Destra funds. The funds will work with intermediaries to apply the funds' exchange limit. However, the funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the funds' policy on excessive trading, refer to "Excessive Trading."

WAIVER OF SALES CHARGES

The sales charge will be waived on any Class A shares received through an exchange of Class A shares of another fund of the Destra Investment Trust. Class A shares or Class C shares received through an exchange of Class A shares or Class C shares, respectively, of another fund of the Destra Investment Trust will not be subject to any applicable CDSC at the time of the exchange. Any CDSC applicable to redemptions of Class A shares or Class C shares will continue to be measured on the shares received by exchange from the date of your original purchase. For more information about the CDSC, please refer to "Redemptions." Unlike Class A shares, Class C shares do not have any front-end sales charges; however, their higher annual operating expenses mean that over time, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

REDEMPTIONS

Generally, redemptions may only be effected only through financial intermediaries, retirement platforms and certain institutional investors, as applicable and describe above. It is possible that your financial intermediary charges a processing or service fee in connection with the redemption of shares. Contact your financial intermediary or refer to the appropriate plan documents for details.

Shares of each fund are redeemable on any business day on which the fund's NAV is calculated. Redemptions are duly processed at the NAV next calculated after receipt of the redemption order by a fund or its agents. Redemption proceeds, less any applicable CDSC for Class A shares or Class C shares or any applicable redemption fee for Class P shares and Class I shares, will normally be sent the business day following receipt of the redemption order.

Each fund reserves the right to postpone payment of redemption proceeds for up to seven (7) calendar days. Additionally, the right to require the funds to redeem their shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends);
(ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

If your fund account is valued at less than $100, other than as a result solely of depreciation in share value, the applicable fund may request that your financial intermediary close your account. Each fund reserves the right to make such a request annually, however, certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Class I shares directly with a fund, you may receive written notice prior to the closure of your fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption upon closure of your account.

REDEMPTIONS IN-KIND

Shares normally will be redeemed for cash, although each fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, each fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

PERIODIC WITHDRAWAL PLAN

You may arrange for periodic redemptions by authorizing your financial intermediary (or a Destra representative, if you hold Class I shares directly with a fund) to redeem a specified amount from your account on a day or days you specify. Any resulting CDSC

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

for Class A shares or Class C shares may be waived through financial intermediaries that have entered into an applicable agreement with Destra Investments. The maximum annual rate at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the net asset value of the account. Certain other terms and conditions, including minimum amounts, may apply. Contact your financial intermediary, or a Destra representative for Class I shares, for details. Not all financial intermediaries offer this plan.

CLASS A SHARES AND CLASS C SHARES CDSC

A 1.00% CDSC may be deducted with respect to Class A shares purchased without an initial sales charge if redeemed within 12 months of purchase, unless any of the listed CDSC waivers apply. A 1.00% CDSC will be deducted with respect to Class C shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A shares or Class C shares redeemed, as applicable.

CDSC WAIVERS

There are certain cases in which you may be exempt from a CDSC charged to Class A shares and Class C shares. Among others, these include:

     o    Upon the death or disability of an account owner;

     o Retirement plans and certain other accounts held through a financial intermediary that has entered into an agreement with Destra Investments to waive CDSCs for such accounts;

     o    Retirement plan shareholders taking required minimum distributions;

     o The redemption of Class A shares or Class C shares acquired through reinvestment of fund dividends or distributions;

     o The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class A shares or Class C shares during the period during which the CDSC applied; or

     o If a fund chooses to liquidate or involuntarily redeem shares in your account.

To keep the CDSC as low as possible, Class A shares or Class C shares not subject to any CDSC will be redeemed first, followed by shares held longest.

CLASS A SHARES REINSTATEMENT PRIVILEGE

After you have redeemed Class A shares, you have a one-time right to reinvest the proceeds within 90 days of the redemption date at the current NAV (without an initial sales charge). You will not be reimbursed for any CDSC paid on your redemption of Class A shares.

CLASS P SHARES AND CLASS I SHARES REDEMPTION FEE

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

Redemptions (and exchanges) of Class P shares and Class I shares from a fund held for 90 days or less may be subject to a fund's redemption fee equalling 2.00% of the net asset value of redemption proceeds. This fee is paid directly to the fund rather than to Destra and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact and other costs associated with changes in the fund's asset level and cash flow due to short-term money movements in and out of the fund.

Certain intermediaries have agreed to charge the funds' redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the funds'. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the funds'.

The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans; (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and
(iv) certain intermediaries that do not have or report to the funds sufficient information to impose a redemption fee on their customers' accounts.

In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions through an automated systematic withdrawal or exchange plan; (vi) redemptions by participants of an employer-sponsored automatic enrollment 401(k) plan who properly elect a refund of contributions within 90 days of being automatically enrolled in such plan;
(vii) involuntary redemptions imposed by Destra; and (viii) reinvested distributions (dividends and capital gains). For same-fund share class exchanges, no redemption fee will be applied based on the exchange transaction. However, to the extent an intermediary is applying a redemption fee, the redemption fee will be imposed on a subsequent underlying shareholder-initiated sale of shares after the exchange. When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers' accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. Contact your financial intermediary, a Destra representative (1-800-333-1181) for Class I shares, or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

In addition to the circumstances previously noted, each fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the fund from the effects of short-term trading.

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

In addition, each fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the funds' redemption fee, the funds will notify you at least 60 days prior to the effective date of the change.


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


Section 4   General Information

DISTRIBUTIONS

In order to avoid taxation of the funds, the Internal Revenue Code requires each fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A fund's income from certain dividends, interest and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long shares of the fund have been held. Distributions are made at the class level, so they may vary from class to class within a single fund.

DISTRIBUTION SCHEDULE

Dividends from net investment income and distributions of capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. The date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.

HOW DISTRIBUTIONS AFFECT A FUND'S NAV

Distributions are paid to shareholders as of the record date of a distribution of a fund, regardless of how long the shares have been held. Dividends and net capital gains that have not yet been distributed are included in each fund's daily NAV. The share price of a fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a fund declared a dividend in the amount of $0.25 per share. If the fund's share price was $10.00 on December 30, the fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

"BUYING A DIVIDEND"

If you purchase shares of a fund immediately preceding a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the fund. This is true regardless of whether you retain or reinvest the dividends. Before buying shares of a fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

For your convenience, distributions of net investment income and net capital gains are automatically reinvested in additional shares of the fund without any sales charge. In order to receive distributions in cash, you should contact your financial intermediary. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

As with any investment, you should consider the tax consequences of investing in the funds. A "taxable event" occurs any time you sell or exchange shares of a fund in a taxable account; for federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether the gain or loss is long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility and not the funds' or the intermediaries.' The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the funds. You should consult your tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

TAXES ON DISTRIBUTIONS

Distributions by the funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a fund. When gains from the sale of a security held by a fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the fund held the security. In certain states, a portion of the distributions (depending on the sources of a fund's income) may be exempt from state and local taxes. A fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the fund at the record date of such payments. Although a fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

Distributions made by a fund to shares purchased through a qualified retirement plan that are left to accumulate within the qualified plan generally are not taxable. However, withdrawals from qualified plans are generally subject to federal income tax at ordinary income rates and, if made before age 591/2, a 10% penalty tax. The federal income tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

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

The funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to meet certain tax qualifications, including: providing their correct taxpayer identification number; making certain other required certifications; or those who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate provided by the Internal Revenue Service is applied.

TAXATION OF THE FUNDS

Dividends, interest and some capital gains received by the funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a fund is eligible, it may from year to year make the election permitted under
Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the funds.

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments and other similar transactions. Under certain circumstances, such transactions could be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount and timing of distributions to shareholders and utilization of capital loss carryforwards. The funds will monitor their transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions. Certain transactions or strategies utilized by a fund may generate unqualified income that can impact an investor's taxes.

The funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. These requirements include annual distribution of all net investment income and net capital gains. It is important that the funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From its own assets, Destra or its affiliates may pay selected brokerage firms or other financial intermediaries that sell Class A shares and Class C shares of the Destra funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Destra, may be substantial and may differ for different financial intermediaries. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Sales- and asset-based payments currently range up to 25 basis points on sales and up to 20 basis points on average annual net assets of shares held through the intermediary. These rates are subject to change.

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

Payments based on transactional charges may include the payment or reimbursement of all or a portion of "ticket charges." Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Destra funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Destra and its affiliates consider a number of factors in making payments to financial intermediaries, including the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness of the intermediary to cooperate with Destra's marketing efforts, access to sales personnel and the anticipated profitability of sales through the institutional relationship. These factors may change from time to time. Currently, these payments are limited to the top 100 distributors, measured by sales or expected sales of shares of the Destra funds. Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

In addition, for all shares, Destra Investments or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisors, retirement plan service providers and other financial intermediaries for providing other marketing or distribution-related services. Destra Investments may also pay fees, from their own assets, for recordkeeping, subaccounting, transaction processing and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation or other means) in connection with investments in the Destra funds. These fees are in addition to any fees that may be paid by the Destra funds for these types of services or other services.

Destra or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting or business building programs for such intermediaries to raise awareness of the funds. Such payments may be in addition to, or in lieu of, sales-based, asset-based and transaction-based payments. These payments are intended to promote the sales of Destra funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings and training efforts about the Destra funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services and maintain the necessary infrastructure to make the Destra funds available to their customers.

The receipt of (or prospect of receiving) sales-, asset- and/or transaction-based payments or reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Destra funds' shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Destra funds' shares over sales of another of Destra funds' share class. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Destra funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Destra funds in various ways within such financial intermediary's organization.

The payment arrangements described above will not change the price an investor pays for shares nor the amount that a Destra fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell shares of the funds and when considering which share class of a fund is most appropriate for you. Please contact your financial intermediary or plan sponsor for details on such arrangements.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The [Mutual Fund Holdings Disclosure Policies and Procedures] adopted by Destra and all mutual funds managed within the Destra fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to the disclosure of portfolio holdings.

     o Full Holdings. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
          (iii) are available without charge, upon request, by calling a Destra representative at 1-800-[_________] (toll free). Portfolio holdings (excluding cash investments, derivatives, short positions and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the [_____________] of each fund at destracapital.com.

     o Top Holdings. Each fund's top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

     o Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization and asset allocation), top performance contributors/detractors and specific portfolio level performance attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will remain available on the Destra website at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Destra may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Destra funds. Under extraordinary circumstances, exceptions to the [Mutual Fund Holdings Disclosure Policies and Procedures] may be made by Destra's Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the funds' Statement of Additional Information.

EXCESSIVE TRADING

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Trustees have adopted policies and procedures with respect to short-term and excessive trading of fund shares ("excessive trading"). The funds are intended exclusively for long-term investment and will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the funds' exchange limits or excessive trading policies may be cancelled or revoked by the fund by the next business day following receipt by the fund. In enforcing these policies and procedures, the trading history of accounts determined to be under common ownership or control within any of the Destra funds may be considered. As described below, however, the funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the funds' shares by multiple investors are aggregated by the intermediary and presented to the funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the funds and their agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

Among other safeguards, the funds attempt to deter excessive trading through the following methods:

     o    exchange limitations as described under "Exchanges;"

     o    trade monitoring;

     o fair valuation of securities as described under "Pricing of Fund Shares;" and

     o redemption fees as described under "Redemption Fee" (where applicable on certain classes of the funds).

Generally, a purchase and redemption of shares from the same fund within 90 calendar days (a "round trip") may result in enforcement of a fund's excessive trading policies and procedures with respect to future purchase orders, provided that each fund reserves the right to reject any purchase request as explained above.

The funds constantly monitor for patterns of shareholder frequent trading. Any investor who makes more than one round trip in a fund over a 90-day period may be subject to

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

suspension or termination of such investor's exchange privileges. The fund may also bar future purchases into the fund and other Destra funds by such investor. The funds' excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice, and (ii) transactions in the Destra funds by a Destra "fund of funds," which is a fund that primarily invests in other Destra mutual funds.

The funds' Trustees may approve from time to time a redemption fee to be imposed by any Destra fund, subject to 60 days' notice to shareholders of that fund.

Omnibus transactions placed through a financial intermediary for numerous investors may cause such investors to be treated as a group for purposes of the funds' excessive trading policies and procedures and may be rejected in whole or in part by a fund. The funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts. Because certain intermediaries transmit purchase, exchange and redemption orders to the funds as a net aggregation of numerous investor orders, the funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the funds' excessive trading policies may be cancelled or revoked by a fund by the next business day following receipt by that fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to: requiring that trades be placed by U.S. mail; prohibiting future purchases by investors who have recently redeemed fund shares; requiring intermediaries to report information about customers who purchase and redeem large amounts; and other similar restrictions. The funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems' capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries. Certain transactions in fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the funds' methods to detect and deter excessive trading.

Each fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a fund. For example, a fund may refuse a purchase order if the fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the fund's investment policies or the fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

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

The funds' policies and procedures regarding excessive trading may be modified at any time by the funds' Trustees.

EXCESSIVE TRADING RISKS

Excessive trading may present risks to a fund's long-term shareholders and investment objectives. Excessive trading into and out of a fund may disrupt portfolio investment strategies, may create taxable gains to remaining fund shareholders and may increase fund expenses, all of which may negatively impact investment returns for all remaining shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a fund, which negatively impacts long-term shareholders. Although the funds have adopted fair valuation policies and procedures intended to reduce the funds' exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of fund shares.

Although the funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the funds and their agents. This makes the funds' identification of excessive trading transactions in the funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the funds cannot eliminate completely the possibility of excessive trading. Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the funds.

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

SHAREHOLDER COMMUNICATIONS

Your financial intermediary or plan sponsor (or Destra, if you hold Class I shares directly with a fund) is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting for Class A shares, Class C shares and Class P shares, as required by applicable law.

Your financial intermediary or plan sponsor (or Destra, if you hold Class I shares directly with a fund) is responsible for providing annual and semiannual reports, including the financial statements of the funds that you have authorized for investment. These reports show each fund's investments and the market value of such investments, as well as other information about each fund and its operations. Please contact your financial intermediary or plan sponsor (or Destra, if you hold Class I shares directly with a fund) to obtain these reports. The funds' fiscal year ends on December 31.

FUND SERVICE PROVIDERS

The custodian of the assets of the fund is [____________], [address]. The custodian also provides certain accounting services to the fund. The fund's transfer, shareholder services and dividend paying agent, [____________], [address], performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

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Section 5         Glossary of Investment Terms

o        [INSERT]

Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Destra and Destra Investments. The Statement of Additional Information, incorporated by reference into this Prospectus, contains detailed information on the policies and operation of the funds included in this Prospectus. Additional information about the funds' investments will be is available in the annual and semi-annual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. The funds' most recent Statement of Additional Information and certain other information are available free of charge by calling Destra at (800) [___________], on the funds' website at destracapital.com or through your financial advisor. Shareholders may call the toll free number above with any inquiries.


You may also obtain this and other fund information directly from the Securities and Exchange Commission. The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 551-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 100 F Street NE, Washington, D.C. 20549-1520.

The funds are a series of Destra Investment Trust, whose Investment Company Act file number is 811-22417.

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and its not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.


       Preliminary Statement of Additional Information dated May 25, 2010
                              Subject to Completion

                       STATEMENT OF ADDITIONAL INFORMATION

                             _________________, 2010






                      DESTRA GLOBAL LIQUIDITY ALL-CAP FUND
   Ticker: Class A-_______, Class C-_______, Class P-_______, Class I-_______


                   DESTRA INTERNATIONAL LIQUIDITY ALL-CAP FUND
   Ticker: Class A-_______, Class C-_______, Class P-_______, Class I-_______


                       DESTRA U.S. LIQUIDITY ALL-CAP FUND
   Ticker: Class A-_______, Class C-_______, Class P-_______, Class I-_______



     This Statement of Additional Information is not a prospectus. This Statement of Additional Information expands upon, and should be read in conjunction with, the Prospectus dated ___________, 2010, for the Destra Global Liquidity All-Cap Fund, Destra International Liquidity All-Cap Fund and Destra Global Liquidity All-Cap Fund (each, a "Fund," and collectively, the "Funds"), each a series of Destra Investment Trust. Copies of the Prospectus may be obtained without charge from the Funds' website at destracapital.com or by calling (800) ____-_____.

TABLE OF CONTENTS
                                                                                                               PAGE

Investment Restrictions...........................................................................................2

Investment Strategies and Risks...................................................................................4

Management.......................................................................................................10

Control Persons and Principal Shareholders.......................................................................13

Investment Adviser and Sub-Adviser...............................................................................13

Portfolio Transactions...........................................................................................15

Net Asset Value..................................................................................................15

Purchases........................................................................................................16

Distribution and Shareholder Servicing Plans.....................................................................19

Redemptions......................................................................................................20

Tax Matters......................................................................................................21

Disclosure of Portfolio Holdings.................................................................................25

Other Service Providers..........................................................................................27

General Trust Information........................................................................................27


FUND HISTORY

         Each Fund is a separate investment portfolio of the Destra Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on May 25, 2010. Each Fund is diversified and represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own investment objective, policies and strategies.

INVESTMENT RESTRICTIONS

         The investment objective and certain fundamental investment policies of the Funds are described in the Prospectus for the Funds. The fundamental investment policies, together with the investment objective of each Fund and certain other policies specifically identified in the Prospectus, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less. Certain matters under the 1940 Act, which must be submitted to a vote of the holders of the outstanding voting securities of a series, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting shares of each series affected by such matter. Each Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the Fund's outstanding voting shares:

         1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

         2. Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

         3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, a Fund may be deemed an underwriter under federal securities law.

         4. Lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with a Fund's investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.

         5. Issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

         6. Borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.

         7. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Fund's total assets.

         8. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.

         The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

         The following non-fundamental investment restrictions apply to each Fund (except where noted otherwise) and may be changed with respect to each Fund by a vote of a majority of the Board. No Fund may:

         1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

         2. Purchase securities on margin or effect short sales, except that (i) a Fund may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus with respect to a Fund, the other investment policies described in this Statement of Additional Information or in the Prospectus are not fundamental and may be changed by approval of the Trustees.

INVESTMENT STRATEGIES AND RISKS

         In addition to the discussion of investment strategies and risks that appears in the Prospectus, each Fund may (except where indicated otherwise) also implement the following strategies.

EQUITY SECURITIES

         Under normal market conditions, each Funds invests primarily in equity securities, which include common stocks and other securities with equity characteristics. Common stocks represent units of ownership in a company and typically have voting rights and earn dividends. Dividends on common stocks are not fixed but are declared at the discretion of a company's board. Equity securities may also include equity securities of investment companies and exchange-traded funds.

General Risks of Investing in Stocks

         While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

         Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

     o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

     o Factors affecting an entire industry, such as increases in production costs; and

     o Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

         Because preferred securities are generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred security than in a more senior debt security with similar stated yield characteristics.

         The Fund may invest in securities of issuers with small or medium market capitalizations. Any investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

NON-U.S. SECURITIES

         The Funds may invest in a variety of securities issued by non-U.S. companies. Investments in non-U.S. securities involve risks in addition to the usual risks inherent in domestic investments, including currency risk. The value of a non-U.S. security in U.S. dollars tends to decrease when the value of the U.S. dollar rises against the non-U.S. currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency.

         Non-U.S. securities are affected by the fact that in many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States and companies may not be subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in non-U.S. investments include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of non-U.S. brokers, securities markets and issuers; diplomatic developments; and political or social instability. Non-U.S. economies may differ favorably or unfavorably from the U.S. economy in various respects, and many non-U.S. securities are less liquid and their prices tend to be more volatile than comparable U.S. securities. From time to time, non-U.S. securities may be difficult to liquidate rapidly without adverse price effects.

         The Funds may also invest in non-U.S. securities by purchasing depositary receipts, denominated in U.S. dollars, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities representing indirect ownership interests in the securities of non-U.S. companies, including New York Shares. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designated for use in the U.S. securities markets, while EDRs and GDRs are typically in bearer form and may be denominated in non-U.S. currencies and are designed for use in European and other markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying non-U.S. security. ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs, EDRs and GDRs shall be treated as indirect non-U.S. investments. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADRs, EDRs and GDRs do not eliminate all of the risks associated with directly investing in the securities of non-U.S. companies, such as changes in non-U.S. currency exchange rates. However, by investing in ADRs rather than directly in non-U.S. companies' stock, a Fund avoids currency risks during the settlement period. Some ADRs may not be sponsored by the issuer.

         Other types of depositary receipts include American Depositary Shares ("ADSs"), Global Depositary Certificates ("GDCs") and International Depositary Receipts ("IDRs"). ADSs are shares issued under a deposit agreement representing the underlying ordinary shares that trade in the issuer's home market. An ADR, described above, is a certificate that represents a number of

ADSs. GDCs and IDRs are typically issued by a non-U.S. bank or trust company, although they may sometimes also be issued by a U.S. bank or trust company. GDCs and IDRs are depositary receipts that evidence ownership of underlying securities issued by either a non-U.S. or a U.S. corporation.

         Depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by a depositary and the issuer of the security underlying the receipt. An unsponsored facility may be established by a depositary without participation by the issuer of the security underlying the receipt. There are greater risks associated with holding unsponsored depositary receipts. For example, if a Fund holds an unsponsored depositary receipt, it will generally bear all of the costs of establishing the unsponsored facility. In addition, the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security. Whether a sponsored or unsponsored facility, there is no assurance that either would pass through to the holders of the receipts voting rights with respect to the deposited securities.

         In considering whether to invest in the securities of a non-U.S. company, the portfolio managers consider such factors as the characteristics of the particular company, differences between economic trends, and the performance of securities markets within the United States and those within other countries. The portfolio managers also consider factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.

         Securities transactions conducted outside the United States may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, non-U.S. securities, currencies and other instruments. The value of such positions also could be adversely affected by (i) other complex non-U.S. political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in non-U.S. markets during non-business hours in the United States,
(iv) the imposition of different exercise and settlement terms and procedures and the margin requirements than in the United States, (v) currency exchange rate changes, and (vi) lower trading volume and liquidity.

         Currency Risk. By investing in non-U.S. securities, a Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the non-U.S. currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value relative to a non-U.S. currency, a Fund's investment in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars. On the other hand, when the value of the U.S. dollar falls relative to a non-U.S. currency, a Fund's investments denominated in that currency will tend to increase in value because that currency is worth more U.S. dollars. The exchange rates between the U.S. dollar and non-U.S. currencies depend upon such factors as supply and demand in the currency exchange markets, international balance of payments, governmental intervention, speculation, and other economic and political conditions. Although a Fund values its assets daily in U.S. dollars, the Fund may not convert its holdings of non-U.S. currencies to U.S. dollars on a daily basis. A Fund may incur conversion costs when it converts its holdings to another currency. Non-U.S. exchange dealers may realize a profit on the difference between the price at which A Fund buys and sells currencies. Each Fund may engage in non-U.S. currency exchange transactions in connection with its portfolio investments. A Fund conducts its non-U.S. currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the non-U.S. currency exchange market or through forward contracts to purchase or sell non-U.S. contracts.

DOLLAR ROLLS, WHEN-ISSUED SECURITIES OR FORWARD COMMITMENT TRANSACTIONS

         Each Fund may engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. Each Fund maintains with its custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

OTHER INVESTMENT COMPANIES

         Each Fund may invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"), or exemptive relief granted by the Securities and Exchange Commission ("SEC"). Investing in another investment company subjects a Fund to the same risks associated with investing in the securities held by the applicable investment company. In addition, the benefit of investing in another investment company is largely dependent on the skill of the investment adviser of the underlying company and whether the associated fees and costs involved with investing in such company are offset by the potential gains. Investing in another investment company, including those affiliated with the Funds or their investment adviser, may subject a Fund to duplicative fees and expenses that may be payable to the adviser or its affiliates.

LENDING OF PORTFOLIO SECURITIES

         Each Fund may loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. For all Funds that engage in securities lending, the investment advisor receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

REPURCHASE AGREEMENTS

         Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the investment adviser or the sub-advisors, as applicable, attempt to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

PRIVATE PLACEMENT OFFERINGS

         Each Fund may purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Funds will not invest more than 15% of their respective net assets in Section 4(2) securities and illiquid securities unless the investment advisor or the sub-advisor, as applicable, determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Trust's Board of Trustees ("Board") that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.

TEMPORARY DEFENSIVE POSITION

         While assuming a temporary defensive position, a Fund may invest in cash or cash equivalent short-term investment grade obligations, including: obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations. Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

MANAGEMENT

         The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of the Board of Trustees. The Trust has three trustees, one of whom is an "interested person" (as the term "interested person" is defined in the 1940 Act) and two of whom are not interested persons (referred to herein as "independent trustees"). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Destra Advisors LLC or its affiliates. The names, business addresses and birthdates of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below. The trustees of the Trust are trustees of 3 Destra-sponsored open-end funds (the "Destra Funds").

                                                                                          Number of
                                                                                          Portfolios
                                           Term of Office                                  in Fund           Other
     Name, Business        Position(s)      and Length of          Principal               Complex        Directorships
      Address and          Held with         Time Served         Occupation(s)           Overseen by        Held by
       Birthdate             Funds           with Trust      During Past Five Years        Trustee          Trustee
----------------------     -----------     --------------    ----------------------      -----------      -------------
Independent Trustees:
---------------------    Trustee         Term--Indefinite*                                    3          See
                                         Length of                                                      Principal
2 S. 406 Seneca Drive                    Service--Since                                                  Occupation
Wheaton, IL 60189                        2010                                                           description
Birthdate:

---------------------    Trustee         Term--Indefinite*                                    3          See
2 S. 406 Seneca Drive                    Length of                                                      Principal
Wheaton, IL 60189                        Service--Since                                                  Occupation
Birthdate:                               2010                                                           description

---------------------    Trustee         Term--Indefinite*                                    3          See
2 S. 406 Seneca Drive                    Length of                                                      Principal
Wheaton, IL 60189                        Service--Since                                                  Occupation
Birthdate:                               2010                                                           description


Interested
Trustee:

Nicholas Dalmaso         Trustee         Term--Indefinite*   President, Chief Financial       3          See
-----------------------                  Length of           Officer, General Counsel,                  Principal
2 S. 406 Seneca Drive                    Service--Since      Designated Principal and                    Occupation
Wheaton, IL 60189                        2010                Registered Agent, Destra                   description
Birthdate: 03/01/1965                                        Advisors LLC; President, Chief
                                                             Financial Officer, General
                                                             Counsel and Registered
                                                             Salesperson, Destra Investments
                                                             LLC; Member, Destra Capital
                                                             Management LLC; General Counsel
                                                             and Chief Administrative Officer,
                                                             Claymore Securities, Inc.













---------

* Each trustee serves for the lifetime of the Trust until removal, resignation or retirement and his or her successor is elected.

** Mr. Dalmso is an "interested person" of the Trust, as defined in the 1940 Act, by reason of his positions with Destra Capital Management LLC and its subsidiaries.

                                                                                                           Number of
                                                                                                           Portfolios
                                                                                                              in
                                                  Term of                                                    Fund
                                                 Office and                                                 Complex
     Name, Business         Position(s)          Length of                                                 Overseen
      Address and              Held             Time Served            Principal Occupation(s)                by
       Birthdate             with Fund           with Trust             During Past Five Years              Officer
----------------------      -----------         --------------         ------------------------            -----------
Officers of the
Trust:

Nicholas Dalmaso              President     Term--until                President, Chief Financial             3
2 S. 406 Seneca Drive                       Length of                  Officer, General Counsel,
Wheaton, IL 60189                           Service--Since             Designated Principal and
Birthdate: 03/01/1965                       2010                       Registered Agent, Destra
                                                                       Advisors LLC; President, Chief
                                                                       Financial Officer, General
                                                                       Counsel and Registered
                                                                       Salesperson, Destra Investments
                                                                       LLC; Member, Destra Capital
                                                                       Management LLC; General Counsel
                                                                       and Chief Administrative Officer,
                                                                       Claymore Securities, Inc.


____________                                Term--until                                                       3
2 S. 406 Seneca Drive                       Length of
Wheaton, IL 60189                           Service--Since
Birthdate:                                  2010

BOARD LEADERSHIP STRUCTURE AND RISK OVERSIGHT

         The Board of Trustees (the "Board" or "Board of Trustees") oversees the operations and management of the Destra Funds, including the duties performed for the Destra Funds by the investment advisor.

         [TO BE PROVIDED: STRUCTURE AND COMMITTEES.]

BOARD DIVERSIFICATION AND TRUSTEE QUALIFICATIONS

         Listed below for each current Board member are the experiences, qualifications, attributes and skills that led to the conclusion, as of the date of this document, that each current trustee should serve as a trustee of the Destra Funds.

         [TO BE PROVIDED.]

SHARE OWNERSHIP

         As of [_________], the dollar range of equity securities beneficially owned by the trustees is provided in the following table:

                                                     DOLLAR RANGE OF
                                  DOLLAR RANGE OF        EQUITY        DOLLAR RANGE OF   AGGREGATE DOLLAR RANGE OF
                                      EQUITY          SECURITIES IN         EQUITY        EQUITY SECURITIES IN ALL
                                   SECURITIES IN        THE DESTRA      SECURITIES IN       REGISTERED INVESTMENT
                                    THE DESTRA        INTERNATIONAL    THE DESTRA U.S.     COMPANIES OVERSEEN BY
  NAME OF                        GLOBAL LIQUIDITY       LIQUIDITY         LIQUIDITY         TRUSTEE IN FAMILY OF
  TRUSTEE                          ALL-CAP FUND*      ALL-CAP FUND*     ALL-CAP FUND*       INVESTMENT COMPANIES
--------------                   ----------------    ---------------   ---------------   --------------------------
                                        $0                 $0                 $0
                                        $0                 $0                 $0
                                        $0                 $0                 $0
                                        $0                 $0                 $0

----------

* Because the Fund is newly created, no trustees owned shares of the Funds as of December 31, 2009.

COMPENSATION

         The following compensation table provides information for the current fiscal year, including estimates for future payments that would be made during the remainder of the fiscal year:

                                                                                                 TOTAL COMPENSATION
                                   AGGREGATE       PENSION OR RETIREMENT     ESTIMATED ANNUAL        FROM DESTRA
NAME OF PERSON,                COMPENSATION FROM    BENEFITS ACCRUED AS       BENEFITS UPON         FUNDS PAID TO
POSITION                         THE TRUST(1)      PART OF TRUST EXPENSES       RETIREMENT            TRUSTEES
---------------                -----------------   ----------------------    ----------------    ------------------


--------------
(1) The aggregate compensation includes deferred amounts. The total amounts of deferred compensation, including interest, payable to or accrued were [______, ______, _______ AND _______] for [______, ______, _______
         AND _______], respectively.

         [TO BE PROVIDED: DESCRIPTION OF COMPENSATION.]

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

         A control person is a shareholder that 1) beneficially owns, directly or through controlled companies, more than 25% of the voting securities of a company, 2) acknowledges or asserts the existence of control, or 3) has a final adjudication under section 2(a)(9) of the 1940 Act that control exists. A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any class of a Fund. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of the date of this Statement of Additional Information, neither of the Funds had any outstanding shares.

         As of [____________], 2010, the officers and trustees of the Funds, in the aggregate, owned no shares of the Fund.

INVESTMENT ADVISER AND SUB-ADVISER

INVESTMENT ADVISER

         Destra Advisors LLC ("Destra") is the investment adviser of the Funds, with responsibility for the overall management of the Funds. It is also responsible for managing the Funds' business affairs and providing day-to-day administrative services to the Funds. Destra, 2 S. 406 Seneca Drive, Wheaton, IL 60189, is a Delaware limited liability company and is a wholly-owned subsidiary of Destra Capital Management LLC, a holding company. It is an affiliate of Destra Investments LLC, the principal underwriter of the Funds' shares. Destra Investments LLC is also located at 2 S. 406 Seneca Drive, Wheaton, IL 60189.

         For the management services provided by Destra, the Funds have agreed to pay [TO BE PROVIDED: METHOD OF CALCULATING ADVISORY FEE, INCLUDING ANY EXPENSE LIMITATION PROVISION].

         The Funds, Destra and other related entities have adopted codes of ethics which significantly restricts Destra Funds personnel with access to non-public portfolio information from certain personal investment transactions. [TO BE PROVIDED: FURTHER DESCRIPTION OF CODES OF ETHICS.]

SUB-ADVISER

         Destra has selected Zebra Capital Management, LLC ("Zebra"), 612 Wheelers Farms Road, Milford, CT 06461, as sub-adviser to manage the investment portfolio of each Fund. Zebra is a Connecticut limited liability company with three managing members. Mr. Roger

Ibbotson holds a majority ownership position in Zebra. Pursuant to an investment sub-advisory agreement, the Destra has agreed to pay an annualized advisory fee to Zebra in the amount of [___]% of the average daily net assets of the Destra Global Liquidity All-Cap Fund, [___]% of the average daily net assets of the Destra International Liquidity All-Cap Fund and [___]% of the average daily net assets of the Destra U.S. Liquidity All-Cap Fund.

PORTFOLIO MANAGERS

         Robert Ibbotson, Ph.D., and Zhiwu Chen, Ph.D., (the "Portfolio Managers") are primary responsible for the day-to-day management of investment strategies of each Fund.

         Other Accounts Managed. In addition, the Portfolio Managers are primary responsible for the day-to-day management of accounts other than the Funds. The number of accounts and assets, as of [________], are:

                                                                                     NUMBER OF          ASSETS OF
                                                                                   ACCOUNTS WITH      ACCOUNTS WITH
                              TYPE OF ACCOUNT      NUMBER OF                        PERFORMANCE     PERFORMANCE BASED
PORTFOLIO MANAGER                 MANAGED           ACCOUNTS         ASSETS         BASED FEES             FEES
-----------------             ---------------      ---------         ------        -------------    -----------------
Robert Ibbotson             Registered
                            Investment
                            Companies
                            Other Pooled
                            Investment Vehicles
                            Other Accounts
Zhiwu Chen                  Registered
                            Investment
                            Companies
                            Other Pooled
                            Investment Vehicles
                            Other Accounts

         Compensation. [TO BE PROVIDED.]

         Conflicts of Interest. [CERTAIN OF ZEBRA'S PORTFOLIO MANAGERS HAVE BUSINESS COMMITMENTS IN ADDITION TO THOSE OF ZEBRA. HOWEVER, THEY REGARD ZEBRA'S BUSINESS A PRIORITY BUSINESS ACTIVITY. ZEBRA BELIEVES THAT THE POTENTIAL FOR A CONFLICT OF INTEREST IS MITIGATED BY ZEBRA'S TEAM APPROACH TO THE INVESTMENT PROCESS AND THE FACT THAT AT LEAST ONE OF THE ZEBRA'S PRINCIPALS DEVOTES ALL OF HIS TIME TO THE ZEBRA'S BUSINESS.

         ZEBRA'S PORTFOLIO MANAGERS OR INVESTMENT ANALYSTS WHO SERVE THE FUNDS ALSO PERFORM SERVICES OF HEDGE FUNDS OR OTHER PRIVATE INVESTMENT COMPANIES. THE PORTFOLIO MANAGERS OR INVESTMENT ANALYSTS ALLOCATE THEIR TIME AND RESOURCES ACROSS ALL PRODUCTS.

         ZEBRA'S PORTFOLIO MANAGERS ARE COMPENSATED BASED ON THE OVERALL PERFORMANCE OF ZEBRA AND PRODUCT RESULTS. ZEBRAHAS INDEPENDENT OVERSIGHT OF THE INVESTMENT PROCESS VIA COMPLIANCE AND RISK MONITORING TO PREVENT TAKING UNDUE RISK.]

         Compensation. [AS OF [____________], ZEBRA'S EQUITY PORTFOLIO MANAGERS, ANALYSTS AND TRADERS PARTICIPATE IN A FIRM BONUS POOL AND PROFIT SHARING PLAN BASED ON FIRM, TEAM AND PRODUCT PERFORMANCE. [ADDITIONAL INFORMATION
TO BE PROVIDED.]]

         Ownership of Securities. Because the Funds are newly launched, as of ____________, 2010, the Portfolio Managers do not beneficially own any shares of the Funds.

PROXY VOTING POLICIES

         The Funds have adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Funds are voted consistently and solely in the best economic interests of a Fund. [TO BE PROVIDED.]

         Information regarding how each Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available without charge by calling (800) [__-____] or by accessing the SEC's website at http://www.sec.gov.

PORTFOLIO TRANSACTIONS

         [TO BE PROVIDED.]

NET ASSET VALUE

         As stated in the Funds' Prospectus, the net asset value ("NAV") of the shares of each class of each Fund is determined once each day the New York Stock Exchange (the "NYSE") is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of each Fund is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class. In determining NAV, securities listed on an Exchange, the Nasdaq National Market, and foreign markets are generally valued at the closing prices on such markets. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter markets. Valuations of such securities are furnished by one or more pricing services employed by the Funds and approved by the trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter markets are generally valued at their closing bid prices.

Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings.

         Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the trustees (the "Valuation Procedures"). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

         Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated. A Fund calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

         To the extent there are any errors in a Fund's NAV calculation, Destra may, at its discretion, reprocess individual shareholder transactions so that each shareholder's account reflects the accurate corrected NAV.

PURCHASES

         With the exception of Class I shares, shares of the Funds can generally be purchased only through institutional channels such as financial intermediaries and retirement platforms. Class I shares may be purchased directly with the Funds in certain circumstances as provided in the Funds' prospectus. Not all financial intermediaries offer all classes. Shares or classes of the

Funds may be purchased without upfront sales charges by certain retirement plans and clients of investment advisers, but these clients will typically pay asset-based fees for their investment advisers' advice, which are on top of the Funds' expenses. Certain shares or classes of the Funds may also be purchased without upfront sales charges or transactional charges by persons who invest through mutual fund "supermarket" programs of certain financial intermediaries that typically do not provide investment recommendations or the assistance of an investment professional.

         Certain designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day's price, your order for any class of Shares must be received in good order by the close of the regular trading session of the NYSE as described above in "Net Asset Value." Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Your financial intermediary, plan documents or the Funds' Prospectus will provide you with detailed information about investing in the Funds.

         The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

         Procedures to implement the Program include, but are not limited to, determining that financial intermediaries have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control ("OFAC"), and a review of all new account applications. The Trust does not intend to transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

         The Funds do not issue share certificates. Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor's behalf.

CLASS A SHARES

         The price you pay for Class A shares is the public offering price, which is the NAV next determined after a Fund or its agent receives in good order your order plus an initial sales charge, if applicable, based on the amount invested as set forth in the table. The Fund receives the NAV. The sales charge is allocated between your financial intermediary and Destra Investments LLC, the Funds' distributor, as shown in the table, except where Destra Investments LLC, in its discretion, allocates up to the entire amount to your financial intermediary. Sales charges, as expressed as a percentage of offering price, a percentage of your net investment, and as a percentage of the sales charge reallowed to financial intermediaries, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the NAV of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding. Although you pay no initial sales charge on purchases of $1,000,000 or more, Destra Investments LLC may pay, from its own resources, a commission to your financial intermediary on such investments.

                                                                                            Amount of Sales Charge
                                                                                            Reallowed to Financial
                                                                                              Intermediaries as a
                                            Sales Charge as a       Sales Charge as a       Percentage of Offering
                                              Percentage of         Percentage of Net                Price
Amount of Purchase at Offering Price         Offering Price*         Amount Invested             Equity Funds
------------------------------------         ---------------         ---------------             ------------
Under $50,000
$50,000 but under $100,000
$100,000 but under $250,000
$250,000 but under $500,000
$500,000 but under $1,000,000
$1,000,000 and above                              None**                   None                      None

*        Offering Price includes the initial sales charge.

** A contingent deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

         As described in the Prospectus, there are several ways you can combine multiple purchases of Class A Shares of a Funds and other Destra Funds that are offered with a sales charge to take advantage of lower sales charges.

CLASS C SHARES

         Class C shares of the Funds are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received in good order by a Fund or its authorized agent.

         Destra Investments LLC may compensate your financial intermediary at the time of sale at a commission rate of up to 1.00% of the NAV of the Class C shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C shares.

CLASS P SHARES AND CLASS I SHARES

         Class P shares and Class I shares of the Funds are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received in good order by a Fund or its authorized agent.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

CLASS A SHARES

         As described in the Prospectus, Class A shares have adopted distribution and shareholder servicing plans (the "Class A Plan") in accordance with Rule 12b-1 under the 1940 Act. The Class A Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of Class A shares of a Fund for activities that are primarily intended to result in the sale and/or shareholder servicing of Class A shares of such Fund, including, but not limited to, printing and delivering prospectuses, statements of additional information, shareholder reports, proxy statements, and marketing materials related to Class A shares to prospective and existing investors; providing educational materials regarding Class A shares; providing facilities to answer questions from prospective and existing investors about the Funds; receiving and answering correspondence; complying with federal and state securities laws pertaining to the sale of Class A shares; assisting investors in completing application forms and selecting dividend and other account options; and any other activities for which "service fees" may be paid under Rule 2830 of the Financial Industry Regulatory Authority, Inc. ("FINRA") Conduct Rules. Payments under the Class A Plan is not tied exclusively to actual distribution and shareholder service expenses, and the payments may exceed distribution and shareholder service expenses actually incurred. Payments are made to Destra Investments LLC, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers.

CLASS C SHARES

         As described in the Prospectus, Class C shares have adopted a distribution and shareholder servicing plan (the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act. The Class C Plan is a compensation type plan and permits the payment at an annual rate of up to 0.75% of the average daily net assets of Class C shares of a Fund for activities which are primarily intended to result in the sale of Class C shares of such Fund. In addition, the Class C Plan permits the payment of up to 0.25% of the average daily net assets of Class C shares of a Fund for shareholder servicing activities including, but not limited to, providing facilities to answer questions from existing investors about the Funds; receiving and answering correspondence; assisting investors in changing dividend and other account options and any other activities for which "service fees" may be paid under Rule 2830 of the FINRA Conduct Rules. Payments under the Class C Plan are not tied exclusively to actual distribution and shareholder service expenses, and the payments may exceed distribution and shareholder service expenses actually incurred.

         Destra Investments LLC is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C shares to recoup its expenses with respect to the payment of commissions on sales of Class C shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C shares, although Destra Investments LLC may, pursuant to a written agreement between Destra Investments LLC and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C shares.

         The Plans and any Rule 12b-1 related agreement that is entered into by the Funds in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the trustees, and of a majority of the trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding shares of that class of that Fund or by vote of a majority of the 12b-1 Trustees.

REDEMPTIONS

         Redemptions, like purchases, may generally be effected only through institutional channels such as financial intermediaries and retirement platforms. In certain circumstances, Class I shares may be redeemed directly with the Funds. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

         Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a Fund, by delivery of securities selected from its assets at its discretion. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

         The Funds reserve the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or
(iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

CLASS A SHARES

         A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class A shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A shares redeemed.

CLASS C SHARES

         A CDSC of 1.00% will be deducted with respect to Class C shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C shares redeemed.

CLASS T SHARES AND CLASS I SHARES

         A redemption fee of 2.00% will be deducted from a shareholder's redemption proceeds with respect to Class T shares and Class I shares of a Fund redeemed within 90 days of purchase, unless waived, as discussed in the Prospectus.

PROCESSING OR SERVICE FEES

         Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. Each individual dealer determines and should disclose to its customers the amount and applicability of such a fee. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this Statement of Additional Information. Consult your broker-dealer for specific information about any processing or service fees you may be charged.

TAX MATTERS

FEDERAL INCOME TAX MATTERS

         This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Funds. This section is current as of the date of this Statement of Additional Information. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences. This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, Funds' counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in a Fund. Consequently, this summary may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law. As with any investment, you should seek advice based on your individual circumstances from your own tax professional.

         Fund Status. The Funds intend to qualify as a "regulated investment company" under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

         Qualification as a Regulated Investment Company. As a regulated investment company, each Fund will not be subject to federal income tax on the portion of its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net investment company taxable income for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Each Fund also intends to make such distributions as are necessary to avoid the otherwise applicable 4% non-deductible excise tax on certain undistributed earnings.

         In addition to satisfying the Distribution Requirement, each Fund must derive at least 90% of its gross income from (1) dividends, interest, certain payments with respect to loans of stock and securities, gains from the sale or disposition of stock, securities or non-U.S. currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (2) net income derived from an interest in "qualified publicly traded partnerships" (as such term is defined in the Code). Each Fund must also satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, (1) 50% or more of the value of the Fund's assets must be represented by cash, United States government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of the Fund's assets may be invested in securities of (a) any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses or (b) in the securities of one or more "qualified publicly traded partnerships" (as such term is defined in the Code).

         Distributions. Fund distributions are generally taxable. After the end of each year, you will receive a tax statement that separates a Fund's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, during 2010, certain ordinary income distributions received from a Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, a Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from a Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year. Under the "Health Care and Education Reconciliation Act of 2010," income from a Fund may also be subject to a new 3.8 percent "medicare tax" imposed for taxable years beginning after 2012. This tax will generally apply to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

         Dividends Received Deduction. A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from a Fund, because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by a Fund from certain corporations may be designated by the Fund as being eligible for the dividends received deduction.

         If You Sell or Redeem Shares. If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

         Taxation of Capital Gains and Losses. If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from a Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Code treats certain capital gains as ordinary income in special situations.

         Taxation of Certain Ordinary Income Dividends. Ordinary income dividends received by an individual shareholder from a regulated investment company such as a Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. Each Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the new capital gains tax rates.

         In-Kind Distributions. Under certain circumstances, as described in the Prospectus, you may receive an in-kind distribution of Fund securities when you redeem shares or when a Fund terminates. This distribution will be treated as a sale for federal income tax purposes and you will generally recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received. The Internal Revenue Service could, however, assert that a loss may not be currently deducted.

         Exchanges. If you exchange shares of your Fund for shares of another Destra Fund, the exchange would generally be considered a sale for federal income tax purposes.

         Deductibility of Fund Expenses. Expenses incurred and deducted by a Fund will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

         Non-U.S. Tax Credit. If a Fund invests in any non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes the Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

         Investments in Certain Non-U.S. Corporations. If a Fund holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax. Dividends paid by PFICs will not be treated as qualified dividend income.

         Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which the Fund designates as capital gain dividends) and will be subject to U.S. income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from a Fund that are properly designated by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of a Fund beginning prior to 2010, distributions from the Fund that are properly designated by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. In addition, distributions after December 31, 2012 may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners.

FREQUENT TRADING POLICY

         [TO BE PROVIDED.]

Exclusions from the Frequent Trading Policy

         [TO BE PROVIDED.]

UNDERWRITER

         Destra Investments LLC, 2 S. 406 Seneca Drive, Wheaton, IL 60189, a wholly-owned subsidiary of Destra Capital Management LLC, serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Trust (the "Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Destra Investments LLC to be its agent for the distribution of the Fund's shares on a continuous offering basis. The cash-compensation rate at which Destra Investments LLC' registered representatives are paid for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You should consider these arrangements when evaluating any recommendations of your registered representative.

DISCLOSURE OF PORTFOLIO HOLDINGS

         The Destra Funds have adopted a portfolio holdings disclosure policy which governs the dissemination of a Fund's portfolio holdings. In accordance with this policy, the Funds may provide portfolio holdings information to third parties no earlier than the time a report is filed with the SEC that is required to contain such information or one day after the information is posted on the Fund's publicly accessible website, destracapital.com. The Funds generally make available complete portfolio holdings information on the Funds' website following the end of each month with an approximately one-month lag. Additionally, the Fund publishes on the website a list of its top ten holdings as of the end of each month, approximately two to five business days after the end of the month for which the information is current. This information will remain available on the website at least until the Funds file with the SEC their Forms N-CSR or Forms N-Q for the period that includes the date as of which the website information is current.

         Additionally, the Funds may disclose portfolio holdings information that has not been included in a filing with the SEC or posted on the Funds' website (i.e., non-public portfolio holdings information) only if there is a legitimate business purpose for doing so and if the recipient is required, either by explicit agreement or by virtue of the recipient's duties to the Funds as an agent or service provider, to maintain the confidentiality of the information and to not use the information in an improper manner (e.g., personal trading). In this connection, the Funds may disclose on an ongoing basis non-public portfolio holdings information in the normal course of its investment and administrative operations to various service providers, including its investment adviser and subadviser, independent registered public accounting firm, custodian, financial printer (Financial Graphic Service), proxy voting service(s), and to the legal counsel for the Funds' independent trustees (Chapman and Cutler LLP). Also, a Fund's investment adviser may transmit to Vestek Systems, Inc. daily non-public portfolio holdings information on a next-day basis to enable the investment adviser to perform portfolio attribution analysis using Vestek's systems and software programs. Vestek is also provided with non-public portfolio holdings information on a monthly basis approximately 2-3 business days after the end of each month so that Vestek may calculate and provide certain statistical information (but not the non-public holdings information itself) to its clients (including retirement plan sponsors or their consultants). The Funds' investment adviser and sub-adviser may also provide certain portfolio holdings information to broker-dealers from time to time in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities. In providing this information, reasonable precautions are taken in an effort to avoid potential misuse of the disclosed information, including limitations on the scope of the portfolio holdings information disclosed, when appropriate.

         Non-public portfolio holdings information may be provided to other persons if approved by a Fund's Trustee upon a determination that there is a legitimate business purpose for doing so, the disclosure is consistent with the interests of the Fund, and the recipient is obligated to maintain the confidentiality of the information and not misuse it.

         Compliance officers of a Fund and its investment adviser and sub-adviser periodically monitor overall compliance with the policy to ascertain whether portfolio holdings information is disclosed in a manner that is consistent with the Fund's policy. Reports are made to a Fund's Board of Trustees on an annual basis.

         There is no assurance that the Funds' policies on portfolio holdings information will protect a Fund from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.

OTHER SERVICE PROVIDERS

         [___________________], [ADDRESS], independent registered public accounting firm, has been selected as auditors for the Trust. In addition to audit services, [___________________] will provide assistance on accounting, internal control, tax and related matters.

         The custodian of the assets of the Funds is [___________________], [ADDRESS]. The custodian performs custodial, fund accounting and portfolio accounting services.

         The Fund's transfer, shareholder services, and dividend paying agent is [___________________], [address].

GENERAL TRUST INFORMATION

         The Funds are a series of the Trust. The Trust is an open-end management investment company under the 1940 Act. The Trust was organized as a Massachusetts business trust on May 25, 2010. The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series, which may be divided into classes of shares. Currently, there are 3 series authorized and outstanding, each of which may be generally divided into different classes of shares designated as Class A shares, Class C shares, Class P shares and Class I shares. Each class of shares represents an interest in the same portfolio of investments of a Fund. Each class of shares has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribution and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no conversion, preemptive or other subscription rights. The Board of Trustees of the Trust has the right to establish additional series and classes of shares in the future, to change those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

         The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of a Fund have the right to call a special meeting to remove trustees or for any other purpose.

         Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

                           PART C - OTHER INFORMATION

ITEM 28. EXHIBITS

(a)      Declaration of Trust of the Registrant.(1)

(b)      By-Laws of the Registrant.(1)

(c)      Not applicable.

(d)(1) Investment Advisory and Management Agreement between Registrant and Destra Advisors LLC.(2)

(d)(2) Investment Sub-Advisory Agreement between Destra Investments and Zebra Capital Management, LLC.(2)

(e)      Distribution Agreement between Registrant and Destra Investments
         LLC.(2)

(f)      Not Applicable.

(g)      Custodian Services Agreement between Registrant and .(2)

(h)      Transfer Agency Services Agreement between the Registrant and .(2)

(i)(1)   Opinion and Consent of Chapman and Cutler LLP.(2)

(i)(2)   Opinion and Consent of Chapman and Cutler LLP.(2)

(j)      Consent of Independent Registered Public Accounting Firm.(2)

(k)      Not Applicable.

(l)      Subscription Agreement with .(2)

(m)      12b-1 Distribution and Service Plan.(2)

(n)      Multi-Class Plan.(2)

(o)      Not Applicable.

(p)      Code of Ethics.(2)

---------------

(1)      Filed herewith.
(2)      To be filed by amendment.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.

ITEM 30. INDEMNIFICATION

Section 9.5 of the Registrant's Declaration of Trust provides as follows:

         Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

         No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

         The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

         Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

         To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         (a) Destra Advisors LLC serves as investment adviser to the funds of the Registrant. Its principal address is 2 S. 406 Seneca Drive, Wheaton, Illinois 60189. The principal executive officers of Destra Advisors LLC are also directors, officers, employees or trustees of Destra Investments LLC, an affiliated entity. Destra Investments LLC's principal address is 2 S. 406 Seneca Drive, Wheaton, Illinois 60189.

         Information as to other business, profession, vocation or employment during the past two years of the officers and directors of Destra Advisors LLC is as follows:

         NAME AND POSITION WITH DESTRA ADVISORS LLC                       EMPLOYMENT DURING PAST TWO YEARS
Nicholas Dalmaso, President, Chief Financial Officer,          President, Chief Financial Officer, General Counsel
General Counsel, Designated Principal, Registered Agent        and Registered Salesperson of Destra Investments LLC;
                                                               Member of Destra Capital Management LLC

Dominic Martellaro, Chief Executive Officer, Designated        Chief Executive Officer and Registered Salesperson of
Principal, Registered Agent                                    Destra Investments LLC; Member of Destra Capital
                                                               Management LLC; President and Registered Principal of
                                                               Janus Distributors LLC

         (b) Zebra Capital Management, LLC serves as investment sub-adviser to the funds of the Registrant. Zebra Capital Management, LLC's principal address is 612 Wheelers Farms Road, Milford, Connecticut 06461. Information as to the officers and directors of Zebra Capital Mangement, LLC is included in its current Form ADV filed with the Securities and Exchange Commission and is incorporated by reference herein.

ITEM 32. PRINCIPAL UNDERWRITER

         (a) Not applicable.

         (b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL              POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS                WITH UNDERWRITER                      OFFICES WITH FUND

Nicholas Dalmaso                President, Chief Financial Officer,   Trustee and President
2 S. 406 Seneca Drive           General Counsel and Registered
Wheaton, Illinois 60189         Salesperson

Dominic Martellaro              Chief Executive Officer and           None
2 S. 406 Seneca Drive           Registered Salesperson
Wheaton, Illinois 60189

         (c) Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

Destra Advisors LLC, 2 S. 406 Seneca Drive, Wheaton, Illinois 60189, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

ITEM 34. MANAGEMENT SERVICES
Not Applicable.

ITEM 35.  UNDERTAKINGS
Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 25th day of May, 2010.

                                           DESTRA INVESTMENT TRUST

                                           By:  /s/ Nicholas Dalmaso
                                                -------------------------------
                                                    Nicholas Dalmaso, President

         Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                                                        DATE
/s/ Nicholas Dalmaso           President and Trustee             May 25, 2010
--------------------
    Nicholas Dalmaso

                                INDEX OF EXHIBITS

(a) Declaration of Trust.

(b) By-Laws.